     As filed with the Securities and                 Registration No. 333-68740
Exchange Commission on June 11, 2004.                                  811-10487
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 7                      [x]

                                     and/or
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940                               [ ]

                                 Amendment No. 8                             [x]

                        (Check appropriate box or boxes)
                            ------------------------
                            HOTCHKIS AND WILEY FUNDS

               (Exact name of registrant as specified in Charter)

     725 S. Figueroa Street, 39th Floor
           Los Angeles, California                                   90017-5439
    (Address of Principal Executive Offices)                         (Zip Code)
        Registrant's Telephone Number, including Area Code (213) 430-1000

                                Anna Marie Lopez
                       725 S. Figueroa Street, 39th Floor
                       Los Angeles, California 90017-5439
                     (Name and Address of Agent for Service)
                                 with a copy to:


                               Julie Alleota, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105


     Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
Title of Securities Being Registered..............Shares of Beneficial Interest,
                                                    $.001 par value per share.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


[GRAPHIC]

PROSPECTUS - CLASS I SHARES

AUGUST   , 2004

CORE VALUE FUND
LARGE CAP VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      (This page intentionally left blank)

TABLE OF CONTENTS

                                                                            PAGE
FUND FACTS

About the Funds                                                                2

Risk/Return Summary                                                            7

Fees and Expenses                                                             13


ABOUT THE DETAILS

How the Funds Invest                                                          15

Investment Risks                                                              16

Additional Information                                                        19


SHAREHOLDER SERVICES

About Class I Shares                                                          20

How to Buy Shares                                                             21

How to Sell Shares                                                            23

How to Exchange Shares                                                        25

How Shares are Priced                                                         26

Dividends and Taxes                                                           26


THE MANAGEMENT TEAM

Management of the Funds                                                       28

Financial Highlights                                                          30


INFORMATION ABOUT THE FUNDS                                           BACK COVER

                            HOTCHKIS AND WILEY FUNDS

FUND FACTS

ABOUT THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
The Hotchkis and Wiley Core Value Fund's ("Core Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Large Cap Value Fund's ("Large Cap Value Fund") investment objective is current income and long-term growth of income, as well as capital appreciation.

The Hotchkis and Wiley Mid-Cap Value Fund's ("Mid-Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Small Cap Value Fund's ("Small Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley All Cap Value Fund's ("All Cap Value Fund") investment objective is capital appreciation.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?
The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by Hotchkis and Wiley Capital Management, LLC (the "Advisor") to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2004, the range was from $ billion to $ billion. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.

The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30, 2004, the range was from $ billion to $ billion. The Large Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.

The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap Index. The market capitalization range of the Index changes constantly, but as of June 30, 2004, the range was from $ billion to $ billion.

The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.

The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the All Cap Value Fund may invest.

VALUE INVESTING:
The Advisor follows a value style and believes that value investment strategies provide greater risk-adjusted returns than growth investment strategies. The Advisor believes that investors are better served owning low-expectation stocks that trade at a discount to the value of their future cash flows than high-expectation stocks that trade at a premium. The Advisor identifies these investment opportunities by employing a disciplined, bottom-up research process that emphasizes internally generated fundamental research whose consistent application seeks to maximize long-term performance with below-market volatility.

The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
ALL FUNDS. As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, the Advisor may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Securities purchased in IPOs may not be available in sufficient quantity to affect a Fund's performance, may be subject to greater and more unpredictable price changes than more established stocks and may produce losses. If the value of a Fund's investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.

The Funds' value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index, the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index. Also, the returns of the Funds will not necessarily be similar to the returns of their applicable indexes.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MID-CAP VALUE FUND, SMALL CAP VALUE FUND AND ALL CAP VALUE FUND. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. In addition, small cap stocks tend to be more volatile and market capitalization swings more extreme than for mid- and large cap stocks.

ALL CAP VALUE FUND. The Fund is non-diversified and may invest in a small number of securities. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater affect on the Fund's performance.

See "Investment Risks" for more information about the risks associated with each Fund.

WHO SHOULD INVEST?
The Core Value Fund may be an appropriate investment if you:

     - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

     - Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000 Index.

     - Want a professionally managed and diversified portfolio.

     - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

     - Are prepared to receive taxable dividends.

     - Have a long-term view.

The Large Cap Value Fund may be an appropriate investment if you:

     - Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

     - Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000 Index.

     - Want a professionally managed and diversified portfolio.

     - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

     - Are prepared to receive taxable dividends.

     - Have a long-term view.

The Mid-Cap Value Fund may be an appropriate investment if you:

     - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

     - Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap Index.

     - Want a professionally managed and diversified portfolio.

     - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

     - Are not looking for current income.

     - Are prepared to receive taxable dividends.

     - Have a long-term view.

The Small Cap Value Fund may be an appropriate investment if you:

     - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

     - Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

     - Want a professionally managed and diversified portfolio.

     - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

     - Are not looking for current income.

     - Are prepared to receive taxable dividends.

     - Have a long-term view.

The All Cap Value Fund may be an appropriate investment if you:

     - Are willing to accept the risk of a concentrated portfolio.

     - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

     - Want a professionally managed portfolio.

     - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

     - Are not looking for current income.

     - Have a long-term view.

Investing in any of the Funds does not constitute a complete investment program and you should consider it just one part of your total investment program. Each Fund may invest in a company that another Fund may hold. Investing in multiple Hotchkis and Wiley Funds might not provide meaningful diversification for shareholders' investment portfolio.

CLOSED FUNDS
The Mid-Cap Value Fund (except as noted below) and the Small Cap Value Fund are closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in these Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

     - A current Fund shareholder;

     - An investor who has previously entered into a letter of intent with the Fund or the Distributor; or

     - A participant in a retirement plan that offers the Fund as an investment option.

You may open a new account in the Mid-Cap Value Fund only if:

     - You purchase through an employee retirement plan whose records are maintained by a trust company or plan administrator whose investment alternatives include shares of the Fund; or

     - You purchase through an asset allocation program offered by certain broker-dealers who have selected the Fund.

New accounts in the Mid-Cap Value Fund may be opened only through intermediaries who agree to restrict new accounts to the exceptions mentioned above.

Except as otherwise noted, these restrictions apply to investments made directly with the Transfer Agent or through securities dealers or other financial intermediaries. Once an account is closed, new investments will not be accepted unless you are one of the types of investors listed above. Exchanges into the Mid-Cap Value Fund and Small Cap Value Fund from other Hotchkis and Wiley Funds will not be permitted unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Mid-Cap Value Fund and Small Cap Value Fund may allow new investments into the Funds in certain other circumstances. These Funds may resume sales of shares to additional investors at some future date, but have no present intention to do so.

RISK/RETURN SUMMARY

CORE VALUE FUND -- HISTORICAL PERFORMANCE

The Core Value Fund began offering its shares on August XX, 2004, and therefore, long-term historical performance is not available. However, the Advisor has experience managing other accounts with investment objectives, policies and strategies similar to those of the Core Value Fund. The performance shown for the Advisor is not the performance of the Core Value Fund and is not an indication of how the Core Value Fund would have performed in the past or will perform in the future. The Core Value Fund's performance in the future will be different from the Composite performance of the Advisor due to factors such as differences in the cash flows into and out of the funds and advisory accounts included in the Composite, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In particular, the Composite performance is not necessarily an indication of how the Core Value Fund will perform, since the accounts comprising the Composite may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 ("1940 Act") and the Internal Revenue Code, which, if applicable, can have a negative impact on performance.

[CHART]

                              CORE VALUE COMPOSITE

       TOTAL RETURN
2001       7.89%
2002      -9.70%
2003      43.84%

During the period shown in the bar chart, the highest return for a quarter was 23.31% (quarter ended June 30, 2003) and the lowest return for a quarter was -17.69% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %

AVERAGE ANNUAL TOTAL RETURNS (%)                                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2003                              1 YEAR   3 YEARS   INCEPTION(1)
----------------------------------------------------------------------------------------------------
COMPOSITE                                                            43.84%   11.90%       11.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)    28.68%   -4.05%       -6.32%

(1)  SINCE APRIL 1, 2000.

THE PERFORMANCE OF THE COMPOSITE INCLUDES THE PERFORMANCE OF ACCOUNTS WITH SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES TO THOSE OF THE CORE VALUE FUND.
THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

LARGE CAP VALUE FUND, MID-CAP VALUE FUND, SMALL CAP VALUE FUND, ALL CAP VALUE
FUND
The bar charts and tables on the following pages provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts reflect the actual performance of the Class I shares of the Funds. The average annual total returns also are for the Class I shares of the Funds.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown,and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a Fund performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

[CHART]

                              LARGE CAP VALUE FUND

       TOTAL RETURN
1994      -3.49%
1995      34.43%
1996      17.39%
1997      31.16%
1998       4.34%
1999      -2.35%
2000       9.18%
2001       7.95%
2002      -7.51%
2003      42.77%

During the period shown in the bar chart, the highest return for a quarter was 22.28% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.92% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003                                     1 YEAR    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND -- CLASS I
  Return Before Taxes                                                       42.77%     8.73%      12.21%
  After Taxes on Distributions                                              42.52%     6.78%       9.45%
  After Taxes on Distributions and Sale of Fund Shares                      28.08%     6.51%       9.22%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)           28.68%    -0.58%      11.71%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)      30.03%     3.56%      11.88%

THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE RUSSELL 1000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE LARGE CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW LARGE CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW LARGE CAP VALUE FUND, SINCE THE LARGE CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                               MID-CAP VALUE FUND

       TOTAL RETURN
1997      32.44%
1998     -10.26%
1999      16.87%
2000      44.23%
2001      15.52%
2002      -9.44%
2003      55.54%

During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -20.58% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)                                                                 SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2003                                     1 YEAR   5 YEARS   INCEPTION(1)
-----------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND -- CLASS I
  Return Before Taxes                                                       55.54%    22.36%      18.34%
  After Taxes on Distributions                                              54.83%    20.79%      16.17%
  After Taxes on Distributions and Sale of Fund Shares                      36.36%    18.78%      14.81%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)    40.06%     7.23%      10.72%

(1)  SINCE JANUARY 2, 1997.

THE RUSSELL MIDCAP INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH REPRESENTS APPROXIMATELY 26% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 1000 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE MID-CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW MID-CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW MID-CAP VALUE FUND, SINCE THE MID-CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                              SMALL CAP VALUE FUND

       TOTAL RETURN
1994       1.12%
1995      18.43%
1996      14.26%
1997      39.52%
1998     -15.56%
1999     -12.53%
2000      27.51%
2001      33.62%
2002      -1.00%
2003      62.57%

During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003                                   1 YEAR    5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND -- CLASS I
  Return Before Taxes                                                     62.57%     19.12%      14.48%
  After Taxes on Distributions                                            61.63%     18.90%      12.66%
  After Taxes on Distributions and Sale of Fund Shares                    40.79%     16.82%      11.70%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)    47.25%      7.13%       9.47%

THE RUSSELL 2000 INDEX IS A STOCK MARKET INDEX COMPRISED OF THE 2,000 SMALLEST COMPANIES OF THE RUSSELL 3000 INDEX, WHICH REPRESENTS 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE SMALL CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW SMALL CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW SMALL CAP VALUE FUND, SINCE THE SMALL CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                               ALL CAP VALUE FUND

       TOTAL RETURN
2003      68.83%

During the period shown in the bar chart, the highest return for a quarter was 28.11% (quarter ended June 30, 2003) and the lowest return for a quarter was -1.80% (quarter ended March 31, 2003). The year-to-date return as of June 30,
2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2003                             1 YEAR   INCEPTION(1)
-----------------------------------------------------------------------------------------
ALL CAP VALUE FUND -- CLASS I
  Return Before Taxes                                               68.83%      68.83%
  After Taxes on Distributions                                      68.80%      68.80%
  After Taxes on Distributions and Sale of Fund Shares              44.79%      44.79%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)   28.68%      28.68%

(1)  SINCE DECEMBER 31, 2002.

THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEES AND EXPENSES

Only Class I shares are offered through this prospectus. Not everyone is eligible to buy Class I shares. The Mid-Cap Value Fund is available only to certain new investors. The Small Cap Value Fund is currently closed to new investors. See pages 5-6 for details regarding closed Funds. Other available classes of the Funds are offered through a different prospectus.

THESE TABLES SHOW THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD CLASS I SHARES. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

                                                                  CORE       LARGE CAP      MID-CAP     SMALL CAP      ALL CAP
                                                                 VALUE         VALUE         VALUE         VALUE        VALUE
                                                                  FUND          FUND         FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):
Maximum Sales Charge (Load) imposed on purchases                     None          None         None          None          None
Maximum Deferred Sales Charge (Load)                                 None          None         None          None          None
Maximum Sales Charge (Load) imposed on Dividend
  Reinvestments                                                      None          None         None          None          None
Redemption Fee                                                       None          None         None          None          None
Exchange Fee                                                         None          None         None          None          None

ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(b)                                                   0.75%         0.75%        0.75%         0.75%         0.75%
Distribution and/or Service (12b-1) Fees                             None          None         None          None          None
Other Expenses (including transfer agency fees)                      4.53%         0.59%        0.47%         0.50%         1.69%
TOTAL ANNUAL FUND OPERATING EXPENSES                                 5.05%         1.34%        1.22%         1.25%         2.44%
Fee Waiver and/or Expense Reimbursement(b)                           4.05%         0.29%        0.07%         0.03%         1.19%
NET ANNUAL FUND OPERATING EXPENSES(b)                                1.00%         1.05%        1.15%         1.22%         1.25%

(a) CERTAIN SECURITIES DEALERS OR OTHER FINANCIAL INTERMEDIARIES MAY CHARGE A FEE TO PROCESS A PURCHASE OR SALE OF SHARES. SEE "HOW TO BUY SHARES," "HOW TO SELL SHARES" AND "HOW TO EXCHANGE SHARES."

(b) THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE ADVISORY FEES AND/OR REIMBURSE EXPENSES THROUGH OCTOBER 31, 2005 TO CERTAIN LIMITS: (CORE VALUE:
     CLASS I - 1.00%; LARGE CAP VALUE: CLASS I - 1.05%; MID-CAP VALUE: CLASS I - 1.15%; SMALL CAP VALUE: CLASS I - 1.25%; ALL CAP VALUE: CLASS I - 1.25%)

EXAMPLES:
These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXPENSES

                CORE     LARGE CAP   MID-CAP   SMALL CAP    ALL CAP
                VALUE      VALUE      VALUE      VALUE      VALUE
-------------------------------------------------------------------
One year          $          $          $          $          $
Three years*      $          $          $          $          $
Five years*       $          $          $          $          $
Ten years*        $          $          $          $          $

* THESE EXPENSES DO NOT REFLECT THE CONTINUATION BEYOND THE FIRST YEAR OF THE CONTRACTUAL ARRANGEMENT BETWEEN THE ADVISOR AND THE FUNDS THAT LIMITS EXPENSES INCURRED BY THE FUNDS. THIS ARRANGEMENT EXPIRES ON OCTOBER 31, 2005 AND IS RENEWABLE.

ABOUT THE DETAILS

HOW THE FUNDS INVEST

CORE VALUE FUND
The Core Value Fund's investment objective is capital appreciation.

The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by the Advisor to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. Market capitalization is measured at the time of initial purchase. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.

LARGE CAP VALUE FUND
The Large Cap Value Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. Market capitalization is measured at the time of initial purchase. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments, the Fund may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MID-CAP VALUE FUND
The Mid-Cap Value Fund's investment objective is capital appreciation.

The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap Index. Market capitalization is measured at the time of initial purchase.

SMALL CAP VALUE FUND
The Small Cap Value Fund's investment objective is capital appreciation.

The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S.companies under normal circumstances. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase.

ALL CAP VALUE FUND
The All Cap Value Fund's investment objective is capital appreciation.

The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the Fund may invest.

The Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund will provide 60 days' prior written notice to shareholders of a change in a Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

MONEY MARKET INVESTMENTS
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS
A Fund temporarily can invest up to 100% of its assets in short-term,investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Each Fund's principal risks are listed below:

MARKET RISK AND SELECTION RISK
Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Advisor selects will underperform the market or other funds with similar investment objectives and investment strategies.

The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund also are subject to the following principal risks:

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap or mid cap company may lose substantial value.

The All Cap Value Fund also is subject to the following principal risk:

NON-DIVERSIFICATION RISK
The All Cap Value Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund's share values could fluctuate more than those of funds holding more securities in their portfolios.

PORTFOLIO TURNOVER
At times a Fund may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.

All of the Funds also may be subject to the following risks:

INITIAL PUBLIC OFFERING RISKS
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

FOREIGN MARKET RISK
Each Fund may invest in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

     - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

     - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

     - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

     - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities,difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

     - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

     - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

     - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

     - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES
Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES
Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES
The Funds also may use "derivatives." Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500 Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

     - LEVERAGE RISK -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     - CREDIT RISK -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

     - CURRENCY RISK -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     - LIQUIDITY RISK -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

FAIR VALUE PRICING
The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor's determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security shall be fair valued. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact a Fund's NAV by less than a penny per share. If the proposed valuation would impact a Fund's NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

ADDITIONAL INFORMATION

Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

A description of the Funds' policies regarding the disclosure of portfolio holdings can be found in the Statement of Additional Information. The top ten holdings of each Fund are available on the Funds' website generally between the sixth and eighth business day after month-end.

SHAREHOLDER SERVICES

ABOUT CLASS I SHARES

Only Class I shares are offered through this prospectus. Not everyone is eligible to buy Class I shares. The Mid-Cap Value Fund is available only to certain new investors. The Small Cap Value Fund is currently closed to new investors. See pages 5-6 for details regarding closed Funds. Other available classes of the Funds are offered through a different prospectus.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. If you qualify to purchase Class I shares, you should purchase them rather than any other class, since the other share classes have higher expenses than Class I shares.

The Funds' shares are distributed by Stephens Inc. (the "Distributor"). The Distributor is affiliated with the Advisor.

Investors may purchase Class I shares of the Funds at net asset value without a sales charge or other fee. Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans,employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers' investments in the Funds.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" or "managed fund" programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a Fund and do not require a Fund or the Advisor to pay an annual administrative or service fee greater than .25% generally may purchase Class I shares, subject to investment minimums.

The minimum initial investment for Class I shares is $1 million, except that the minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $250,000 per Fund.

Employees of the Advisor and its affiliates and their families, employee benefit plans sponsored by the Advisor, Trustees of the Hotchkis and Wiley Funds and institutional clients of the Advisor are eligible to purchase Class I shares with no minimum initial investment. The Funds may waive the minimum initial investment in certain circumstances.

Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments or provide non-cash compensation out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. See the Statement of Additional Information for a discussion of marketing support payments.

Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders. A description of the Funds' sub-transfer agency policies can be found in the Statement of Additional Information.

HOW TO BUY SHARES

Before making an initial investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an application form and give you further instructions on how to invest. The Transfer Agent must have received your completed application before you may make an initial investment. The Transfer Agent will verify certain information from investors as a part of the Funds' anti-money laundering program.

WIRE
Before you wire money, call 1-866-HW-FUNDS (1-866-493-8637) to notify the Funds of the wire to ensure proper credit when the wire is received. Instruct your bank to send the wire to the Transfer Agent at:

US Bank
  ABA #075000022
For credit to U.S. Bancorp Fund Services

Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
  [Name of Fund]
  Account # [Your account number]

Wires received by the Transfer Agent before the New York Stock Exchange closes (generally 4:00 p.m. Eastern time) receive that day's net asset value.

MAIL
You also can invest by sending a check or money order payable to HOTCHKIS AND WILEY FUNDS at the following address:

  (regular mail)
  U.S. Bancorp Fund Services, LLC
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

  (overnight)
  U.S. Bancorp Fund Services, LLC
  615 E. Michigan Street, 3rd Floor
  Milwaukee, Wisconsin 53202-5207

Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase. You will receive the net asset value next determined after the Transfer Agent receives your check or money order and completed account application. The Transfer Agent does not accept cash, drafts or third party checks. If your check doesn't clear, you will be charged for any loss sustained by the relevant Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 1-866-HW-FUNDS (1-866-493-8637).

AUTOMATIC INVESTMENT PLAN (AIP)
The Automatic Investment Plan lets you automatically purchase shares by debiting your bank account for a preauthorized amount. There is a $100 minimum per transaction and a maximum of 2 transactions per month. Your bank must be a member of the ACH network. We don't charge a fee for this service, but you will be charged $25 if there are insufficient funds in the account at the time of the scheduled transaction.

RIGHT TO SUSPEND SALES AND REJECT PURCHASE ORDERS
The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.

Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Funds, the Board of Trustees has adopted the following policies.

The Funds discourage frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Funds or other mutual funds or whose trading has been disruptive to a Fund or other mutual funds.

The Funds monitor trading activity in a variety of ways. Active trading within a 90-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Funds limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round trip exchange per participant within a 90-day period. It is the responsibility of plan sponsors to communicate the Funds' restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs.

Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs are not subject to these exchange limits.

GENERAL
The Funds may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee.

The Funds do not issue share certificates.

HOW TO SELL SHARES

MAIL
You can redeem shares (sell them back to the Funds) by sending us a letter that includes:

     - the Fund's name

     - your account name

     - your account number

     - the number of shares or dollar amount you want to redeem

     - signatures of all registered owners exactly as the account is registered.

Send your request to:

  (regular mail)
  U.S. Bancorp Fund Services, LLC
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

  (overnight)
  U.S. Bancorp Fund Services, LLC
  615 E. Michigan Street, 3rd Floor
  Milwaukee, Wisconsin 53202-5207

The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be sold at the net asset value next determined after the Transfer Agent or an authorized financial intermediary or its designee receives the request.

TELEPHONE
You can also redeem by telephone. Call 1-866-HW-FUNDS (1-866-493-8637) and tell us:

     - your account name

     - your account number

     - dollar amount or number of shares you want to redeem ($1,000 minimum).

We will then either send you a check to the address in our records or wire the amount to your U.S. commercial bank. There is a $15 fee for outgoing wire transfers. To redeem shares by telephone, you must have filled out an application for this privilege and have held the shares being sold for at least 30 days.

In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus.

PROPER FORM
SIGNATURE GUARANTEE

A signature guarantee will generally be required, but may be waived, if your redemption proceeds

     - are more than $50,000

     - are paid to a person other than the owner(s) shown on the Transfer Agent's register

     - are sent to an address or bank account that is different from the Transfer Agent's register or has changed within 30 days

     - are paid to a corporation, partnership, trust or fiduciary.

You can get a signature guarantee from:

     - a bank which is a member of the FDIC

     - a trust company

     - a member firm of a national securities exchange

     - another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and include the words "Signature Guaranteed." We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.

DELAYS IN REDEEMING SHARES
At certain times when allowed by the Securities and Exchange Commission, we may reject a redemption request or delay sending your check or wiring your redemption proceeds, including during unusual market conditions or emergencies when a Fund can't determine the value of its assets or sell its holdings.

PAYMENTS
Payment also may be delayed up to 12 days if you recently bought shares with a check.

REDEMPTION IN KIND
The Funds reserve the right to pay shareholders with large accounts securities instead of cash in certain circumstances.

LIQUIDATING SMALL ACCOUNTS
Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in a Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

HOW TO EXCHANGE SHARES

You can exchange Class I shares of a Fund for Class I shares of another Fund subject to a $1,000 minimum. Any shares exchanged must have been held by the shareholder for at least 30 days and are subject to policies described on page
21. Exchanges are generally considered a sale for Federal income tax purposes.

MAIL
You can exchange shares by sending us a letter that includes:

     - your account name

     - your account number

     - the dollar amount or number of shares you want to exchange

     - the Fund you want to sell and the Fund you want to buy

     - signatures of all account owners.

Send your request to:

  (regular mail)
  U.S. Bancorp Fund Services, LLC
  P.O. Box 701
  Milwaukee, Wisconsin 53201-0701

  (overnight)
  U.S. Bancorp Fund Services, LLC
  615 E. Michigan Street, 3rd Floor
  Milwaukee, Wisconsin 53202-5207

TELEPHONE
You can exchange shares by calling us at 1-866-HW-FUNDS (1-866-493-8637) as long as you have notified us ahead of time that you want this privilege. See "How to Sell Shares."

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value next determined after receipt of your order. This is the offering price. A Fund's net asset value is the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is received. If market quotations are not available, a Fund may use fair value.

A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

DIVIDENDS AND TAXES

The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund will distribute any net investment income at least annually. The Core Value Fund and the Large Cap Value Fund will distribute any net investment income semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at net asset value or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. Dividends and distributions in the amount of less than $10 are automatically reinvested in shares of the applicable Fund. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value and to reinvest all subsequent distributions.

The Funds anticipate that the majority of their respective dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.

You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain "qualifying dividend income" is taxed at the same rates as capital gains. Distributions from a Fund also may be subject to foreign, state and local income taxes.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

THE MANAGEMENT TEAM

MANAGEMENT OF THE FUNDS

THE ADVISOR
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds' investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. References to the Advisor include its predecessors. The Advisor was organized as an investment advisor in 1980 and had approximately $ billion in investment company and other portfolio assets under management as of June 2004. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios.

The annual fees paid to the Advisor as a percentage of average net assets is 0.75% for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as noted on page 13. The Advisor has agreed to these expense limits through October 2005, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.

PORTFOLIO MANAGERS
The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

CORE VALUE FUND
The portfolio managers of the Core Value Fund are Patricia McKenna and Sheldon Lieberman. Ms. McKenna is a principal and portfolio manager of the Advisor and has been a co-manager of the Fund since its inception. Ms. McKenna joined the Advisor in 1995. Before joining the firm, Ms. McKenna was an equity analyst at Trust Company of the West and a forensic accountant. Mr. Lieberman is a principal and portfolio manager of the Advisor. He joined the Advisor in 1994 and has been a co-manager of the Fund since its inception. Before joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

LARGE CAP VALUE FUND
The portfolio managers of the Large Cap Value Fund are Sheldon Lieberman and George Davis. Mr. Lieberman began co-managing the Fund in August 1997. Mr. Lieberman's background is described under "Core Value Fund" above. Mr. Davis, principal and Chief Executive Officer of the Advisor, began co-managing the Fund in April 2004. Mr. Davis joined the Advisor in 1988 as a domestic equity portfolio manager.

MID-CAP VALUE FUND
The portfolio managers of the Mid-Cap Value Fund are Stan Majcher and Jim Miles. Mr. Majcher is a principal of the Advisor and has been a portfolio manager of the Fund since January 1999. Mr. Majcher joined the Advisor in 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc. Mr. Miles is a principal of the Advisor. He joined the Advisor as a portfolio manager in 1995 and served as a portfolio manager of the Fund since it began in January 1997. Before joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.

SMALL CAP VALUE FUND
The portfolio managers of the Small Cap Value Fund are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Mr. Miles' background is described under "Mid-Cap Value Fund". Mr. Green, a principal of the Advisor, joined the Advisor in 1997 as a portfolio manager and began co-managing the Fund in July 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.

ALL CAP VALUE FUND
The portfolio managers of the All Cap Value Fund are Joseph Huber and George Davis. Mr. Huber is a principal of the Advisor and has been a co-manager of the Fund since its inception. Mr. Huber joined the Advisor in 2000 as a domestic equity portfolio manager. Before joining the firm, Mr. Huber was a managing member at HPB Group, LLC, a New York-based hedge fund manager, where he served as a portfolio manager from 1998 to 1999. Prior to that he worked at Goldman Sachs Asset Management from 1994 to 1998, where he started out as a senior analyst on the Broad Market Value team. Mr. Davis has been a co-manager of the Fund since its inception. Mr. Davis' background is described under "Large Cap Value Fund" above.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years by showing information for the Funds' and their predecessors' Class I shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal year ended June 30, 2001 were audited by predecessor auditors who do not serve as the independent auditors of the Funds. The financial highlights for the fiscal years ended June 30, 2002 through 2004 and for the year ended June 30, 2000 were audited by PricewaterhouseCoopers LLP. The auditors' report and the Funds' financial statements are included in the Funds' annual report, which is available upon request. Further performance information is contained in the annual report. Since the Core Value Fund
commenced operations on August   , 2004, information for this Fund is not
included.

LARGE CAP VALUE FUND

                                                                                      CLASS I
                                                  -------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:               2004            2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $      15.99     $      16.82     $      13.02     $      19.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.17             0.22             0.31             0.39
Net gains (losses) on securities (both realized
  and unrealized)                                                         0.36            (0.32)            3.80            (4.14)
Total from investment operations                                          0.53            (0.10)            4.11            (3.75)
DIVIDENDS AND DISTRIBUTIONS:
Dividends (from net investment income)                                   (0.16)           (0.15)           (0.31)           (0.39)
Distributions (from capital gains)                                       (1.10)           (0.58)              --            (2.80)
Total distributions                                                      (1.26)           (0.73)           (0.31)           (3.19)
Net asset value, end of period                                    $      15.26     $      15.99     $      16.82     $      13.02
Total return(1)                                                           4.95%           (0.38)%          31.90%          (19.82)%
Net assets, end of period (in thousands)                          $     44,077     $     39,215     $     47,271     $     79,313
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement                                            1.05%            1.00%            0.95%            0.95%
Expenses                                                                  1.34%            1.50%            1.20%            1.02%
Investment income -- net                                                  1.32%            1.30%            1.96%            2.37%
Portfolio turnover rate                                                     35%              96%              26%              41%

(1) THE FUND'S ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

MID-CAP VALUE FUND

                                                                                      CLASS I
                                                  -------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:               2004            2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $      17.01     $      17.14     $      12.75     $      12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.09             0.11             0.18             0.18
Net gains on securities (both realized
  and unrealized)                                                         0.93             0.68             4.84             0.97
Total from investment operations                                          1.02             0.79             5.02             1.15
DIVIDENDS AND DISTRIBUTIONS:
Dividends (from net investment income)                                   (0.05)           (0.15)           (0.27)           (0.14)
Distributions (from capital gains)                                       (0.34)           (0.77)           (0.36)           (0.29)
Total distributions                                                      (0.39)           (0.92)           (0.63)           (0.43)
Net asset value, end of period                                    $      17.64     $      17.01     $      17.14     $      12.75
Total return(1)                                                           6.46%            4.77%           40.36%           10.41%
Net assets, end of period (in thousands)                          $    162,404     $     63,741     $     30,198     $     10,260
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement                                            1.15%            1.15%            1.15%            1.15%
Expenses                                                                  1.22%            1.40%            1.57%            1.92%
Investment income -- net                                                  0.88%            0.94%            1.91%            2.12%
Portfolio turnover rate                                                     56%              82%             138%             179%

(1) THE FUND'S ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

SMALL CAP VALUE FUND

                                                                                      CLASS I
                                                  -------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                  -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:               2004            2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $      31.83     $      26.63     $      17.11     $      21.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              0.08             0.07             0.25             0.02
Net gains (losses) on securities (both realized
  and unrealized)                                                         2.69             5.33             9.28            (3.93)
Total from investment operations                                          2.77             5.40             9.53            (3.91)
DIVIDENDS AND DISTRIBUTIONS:
Dividends (from net investment income)                                   (0.05)           (0.20)           (0.01)              --
Distributions (from capital gains)                                          --               --               --               --
Total distributions                                                      (0.05)           (0.20)           (0.01)              --
Net asset value, end of period                                    $      34.55     $      31.83     $      26.63     $      17.11
Total return(1)                                                           8.72%           20.45%           55.69%          (18.60)%
Net assets, end of period (in thousands)                          $    136,680     $     97,458     $     48,773     $     32,233
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement                                            1.22%            1.24%            1.24%            1.32%
Expenses                                                                  1.25%            1.32%            1.32%            1.32%
Investment income -- net                                                  0.36%            0.49%            1.16%            0.11%
Portfolio turnover rate                                                     54%              75%             197%              97%

(1) THE FUND'S ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

ALL CAP VALUE FUND

                                                                                      CLASS I
                                                                  ----------------------------------------------
                                                                                                  PERIOD
                                                                      YEAR ENDED            DECEMBER 31, 2002+
INCREASE (DECREASE) IN NET ASSET VALUE:                              JUNE 30, 2004         THROUGH JUNE 30, 2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $               10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                                0.01
Net gains (losses) on securities (both realized and unrealized)                                             2.57
Total from investment operations                                                                            2.58
DIVIDENDS AND DISTRIBUTIONS:
Dividends (from net investment income)                                                                        --
Distributions (from capital gains)                                                                            --
Total distributions                                                                                           --
Net asset value, end of period                                                             $               12.58
Total return(1)                                                                                            25.80%
Net assets, end of period (in thousands)                                                   $               3,560
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement                                                                              1.10%(3)
Expenses                                                                                                    5.84%(3)
Investment income -- net                                                                                    0.47%(3)
Portfolio turnover rate                                                                                       11%

+    COMMENCEMENT OF OPERATIONS.
(1) THE FUND'S ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

FUNDS
Hotchkis and Wiley Core Value Fund
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
Hotchkis and Wiley All Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5209
1-866-HW-FUNDS
(1-866-493-8637)

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR AND ADMINISTRATOR
Stephens Inc.
111 Center Street, 14th Floor
Little Rock, Arkansas 72201

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

                      (This page intentionally left blank)

[GRAPHIC]

                           PROSPECTUS - CLASS I SHARES

                           INFORMATION ABOUT THE FUNDS

Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

     - Statement of Additional Information - SAI (incorporated by reference into, legally a part of, this Prospectus)

     - Annual Report
       (contains a discussion of market conditions and investment strategies that affected Fund performance)

     - Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds' Transfer Agent:

U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WISCONSIN 53202-5207
1.866.HW.FUNDS (1.866.493.8637)

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., by calling 1.202.942.8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS WHEN DECIDING WHETHER TO INVEST. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                          NASDAQ     CUSIP
                          ------     -----
Core Value Class I          N/A       N/A
Large Cap Value Class I    HWLIX   44134R503
Mid-Cap Value Class I      HWMIX   44134R800
Small Cap Value Class I    HWSIX   44134R867
All Cap Value Class I      HWAIX   44134R834

N/A - Not available.

                                          Investment Company Act File #811-10487
                                                             CODE #HWF-PABC-0804
                                                      Stephens Inc., Distributor
                                                                Member NYSE/SIPC
                                    Stephens Inc. is an affiliate of the Advisor


[HOTCHKIS AND WILEY FUNDS LOGO]

                                           725 SOUTH FIGUEROA STREET, 39TH FLOOR
                                              LOS ANGELES, CALIFORNIA 90017-5439
                                                                    www.hwcm.com
                                                                  1.866.493.8637

The information in this prospectus is not complete and may be changed. We may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


[GRAPHIC]

PROSPECTUS - CLASS A, B, C, R SHARES

AUGUST  , 2004

CORE VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      (This page intentionally left blank)

TABLE OF CONTENTS

                                                                      PAGE
FUND FACTS

About the Funds                                                          2

Risk/Return Summary                                                      7

Fees and Expenses                                                       13


ABOUT THE DETAILS

How the Funds Invest                                                    17

Investment Risks                                                        18

Additional Information                                                  21


SHAREHOLDER SERVICES

About Class A, Class B, Class C and Class R Shares                      22

How to Buy, Sell, Transfer and Exchange Shares                          26

How Shares are Priced                                                   30

Dividends and Taxes                                                     31


THE MANAGEMENT TEAM

Management of the Funds                                                 33

Financial Highlights                                                    35


INFORMATION ABOUT THE FUNDS                                     BACK COVER

                            HOTCHKIS AND WILEY FUNDS

FUND FACTS

ABOUT THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?
The Hotchkis and Wiley Core Value Fund's ("Core Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Large Cap Value Fund's ("Large Cap Value Fund") investment objective is current income and long-term growth of income, as well as capital appreciation.

The Hotchkis and Wiley Mid-Cap Value Fund's ("Mid-Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley Small Cap Value Fund's ("Small Cap Value Fund") investment objective is capital appreciation.

The Hotchkis and Wiley All Cap Value Fund's ("All Cap Value Fund") investment objective is capital appreciation.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES? The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by Hotchkis and Wiley Capital Management, LLC (the "Advisor") to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of June 30,
2004, the range was from $      billion to $      billion. The Fund seeks to
invest in stocks whose future prospects are misunderstood or not fully recognized by the market.

The Large Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. The market capitalization range of the Index changes constantly, but as of
June 30, 2004, the range was from $      billion to $      billion. The Large
Cap Value Fund also invests in stocks with high cash dividends or payout yields relative to the market.

The Mid-Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid capitalization U.S. companies. The Advisor currently considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap Index. The market capitalization range of the Index changes constantly, but as of June
30, 2004, the range was from $      billion to $      billion.

The Small Cap Value Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small capitalization U.S. companies. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less.

The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the All Cap Value Fund may invest.

VALUE INVESTING:
The Advisor follows a value style and believes that value investment strategies provide greater risk-adjusted returns than growth investment strategies. The Advisor believes that investors are better served owning low-expectation stocks that trade at a discount to the value of their future cash flows than high-expectation stocks that trade at a premium. The Advisor identifies these investment opportunities by employing a disciplined, bottom-up research process that emphasizes internally generated fundamental research whose consistent application seeks to maximize long-term performance with below-market volatility.

The different Funds emphasize these characteristics in different degrees depending on investment objective and market capitalization focus.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
ALL FUNDS. As with any mutual fund, the value of a Fund's investments, and therefore the value of Fund shares, may go down. These changes may occur because a particular stock or stock market in which a Fund invests is falling. Also, the Advisor may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of a Fund's investments goes down, you may lose money. We cannot guarantee that a Fund will achieve its investment objective.

The Funds' value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the S&P 500 Index, the Russell 1000 Index, the Russell Midcap Index or the Russell 2000 Index. Also, the returns of the Funds will not necessarily be similar to the returns of their applicable indexes.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MID-CAP VALUE FUND, SMALL CAP VALUE FUND AND ALL CAP VALUE FUND. Generally, the stock prices of small and mid-size companies vary more than the stock prices of large companies and may present above average risk. Securities of small and mid cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. In addition, small cap stocks tend to be more volatile and market capitalization swings more extreme than for mid- and large cap stocks.

ALL CAP VALUE FUND. The Fund is non-diversified and may invest in a small number of securities. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater affect on the Fund's performance.

See "Investment Risks" for more information about the risks associated with each Fund.

WHO SHOULD INVEST?
The Core Value Fund may be an appropriate investment if you:

        - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

        - Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000 Index.

        - Want a professionally managed and diversified portfolio.

        - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

        - Are prepared to receive taxable dividends.

        - Have a long-term view.

The Large Cap Value Fund may be an appropriate investment if you:

        - Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

        - Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000 Index.

        - Want a professionally managed and diversified portfolio.

        - Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, as well as capital appreciation.

        - Are prepared to receive taxable dividends.

        - Have a long-term view.

The Mid-Cap Value Fund may be an appropriate investment if you:

        - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

        - Are seeking to diversify a portfolio of equity securities to include stocks with market capitalizations like those found in the Russell Midcap Index.

        - Want a professionally managed and diversified portfolio.

        - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

        - Are not looking for current income.

        - Are prepared to receive taxable dividends.

        - Have a long-term view.

The Small Cap Value Fund may be an appropriate investment if you:

        - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

        - Are seeking to diversify a portfolio of equity securities to include small capitalization stocks.

        - Want a professionally managed and diversified portfolio.

        - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

        - Are not looking for current income.

        - Are prepared to receive taxable dividends.

        - Have a long-term view.

The All Cap Value Fund may be an appropriate investment if you:

        - Are willing to accept the risk of a concentrated portfolio.

        - Are seeking capital appreciation and can withstand the share price volatility of equity investing.

        - Want a professionally managed portfolio.

        - Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation.

        - Are not looking for current income.

        - Have a long-term view.

Investing in any of the Funds does not constitute a complete investment program and you should consider it just one part of your total investment program. Each Fund may invest in a company that another Fund may also hold. Investing in multiple Hotchkis and Wiley Funds might not provide meaningful diversification for shareholders' investment portfolios.

CLOSED SHARE CLASSES AND FUNDS
The Funds no longer accept purchases of Class B shares with the following exceptions:

        - Existing shareholders may reinvest distributions in Class B shares of the Funds.

        - Qualified plans already invested in the Funds that are not subject to deferred sales charges may continue to make purchases of Class B shares.

The Mid-Cap Value Fund (except as noted below) and the Small Cap Value Fund are closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in these Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

        - A current Fund shareholder;

        - An investor who has previously entered into a letter of intent with the Fund or the Distributor; or

        - A participant in a retirement plan that offers the Fund as an investment option.

You may open a new account in the Mid-Cap Value Fund only if:

        - You purchase through an employee retirement plan whose records are maintained by a trust company or plan administrator whose investment alternatives include shares of the Fund; or

        - You purchase through an asset allocation program offered by certain broker-dealers who have selected the Fund.

New accounts in the Mid-Cap Value Fund may be opened only through intermediaries who agree to restrict new accounts to the exceptions mentioned above.

Except as otherwise noted, these restrictions apply to investments made directly with the Transfer Agent or through securities dealers or other financial intermediaries. Once an account is closed, new investments will not be accepted unless you are one of the types of investors listed above. Exchanges into the Mid-Cap Value Fund and Small Cap Value Fund from other Hotchkis and Wiley Funds will not be permitted unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Mid-Cap Value Fund and Small Cap Value Fund may allow new investments into the Funds in certain other circumstances. These Funds may resume sales of shares to additional investors at some future date, but have no present intention to do so.

RISK/RETURN SUMMARY

CORE VALUE FUND -- HISTORICAL PERFORMANCE
The Core Value Fund began offering its shares on August XX, 2004, and therefore, long-term historical performance is not available. However, the Advisor has experience managing other accounts with investment objectives, policies and strategies similar to those of the Core Value Fund. The performance shown for the Advisor is not the performance of the Core Value Fund and is not an indication of how the Core Value Fund would have performed in the past or will perform in the future. The Core Value Fund's performance in the future will be different from the Composite performance of the Advisor due to factors such as differences in the cash flows into and out of the funds and advisory accounts included in the Composite, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In particular, the Composite performance is not necessarily an indication of how the Core Value Fund will perform, since the accounts comprising the Composite may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 ("1940 Act") and the Internal Revenue Code, which, if applicable, can have a negative impact on performance.

[CHART]

                              CORE VALUE COMPOSITE

         TOTAL RETURN
2001         7.89%
2002        -9.70%
2003        43.84%

During the period shown in the bar chart, the highest return for a quarter was 23.31% (quarter ended June 30, 2003) and the lowest return for a quarter was
- 17.69% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                                             SINCE
                                                                      1 YEAR    3 YEARS    INCEPTION(1)
-------------------------------------------------------------------------------------------------------
COMPOSITE                                                             43.84%     11.90%      11.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)     28.68%     -4.05%      -6.32%

(1)  SINCE APRIL 1, 2000.

THE PERFORMANCE OF THE COMPOSITE INCLUDES THE PERFORMANCE OF ACCOUNTS WITH SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES TO THOSE OF THE CORE VALUE FUND.

THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

LARGE CAP VALUE FUND, MID-CAP VALUE FUND, SMALL CAP VALUE FUND, ALL CAP VALUE
FUND

The bar charts and tables provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how each Fund's average annual total returns for 1, 5 and 10 years (or for the life of the Fund if less than 5 or 10 years) compare with those of a broad measure of market performance. The bar charts do not reflect sales loads; if they did, total returns would be lower. The tables include the effects of maximum sales loads. The performance of both the Funds and the indexes vary over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). How a Fund performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

The inception dates for the Large Cap Value Fund Class A, Class B and Class C shares are October 26, 2001, February 4, 2002 and February 4, 2002, respectively. The inception date for the Mid-Cap Value Fund Class A, Class B and Class C shares is January 2, 2001. The inception dates for the Small Cap Value Fund Class A, Class B and Class C shares are October 6, 2000, February 4, 2002 and February 4, 2002, respectively. The inception dates for the All Cap Value Fund Class A and Class C shares are December 31, 2002 and August 28, 2003, respectively. The Large Cap Value Fund and the Mid-Cap Value Fund began offering Class R shares on August 28, 2003. Performance figures prior to the commencement of sales are based on the historical performance of the applicable Fund's original share class (Class I), adjusted to reflect the higher operating expenses of Class A, Class B, Class C and Class R shares and the current applicable sales charges of Class A, Class B, Class C and Class R shares. The imputed returns include the effect of the waiver of management fees and/or reimbursement of certain operating expenses by the Advisor. Without such waiver or reimbursement, returns would have been lower and ratings or rankings may have been less favorable. Performance figures for the Class A, Class B and Class C shares from commencement of sales to June 30, 2004 reflect the actual performance of these classes of shares. Although Class I shares are not offered in this prospectus, each class invests in the same portfolio, so annual returns differ only to the extent that the classes don't have the same expenses. The annual returns of the Class A, Class B, Class C and Class R shares will be lower than the returns of the Class I shares, due to the distribution and service (12b-1) fees paid by those classes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A. After-tax returns for other classes will vary.

[CHART]

                         LARGE CAP VALUE FUND -- CLASS A

         TOTAL RETURN
1994       -3.66%
1995       34.19%
1996       17.16%
1997       30.98%
1998        4.20%
1999       -2.48%
2000        8.99%
2001        7.89%
2002       -7.58%
2003       42.32%

During the period shown in the bar chart, the highest return for a quarter was 22.20% (quarter ended June 30, 2003) and the lowest return for a quarter was
- 16.93% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                             1 YEAR     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
  Return Before Taxes -- Class A                                             34.85%      7.40%        11.44%
  Return after Taxes on Distributions -- Class A                             34.63%      5.52%         8.76%
  Return after Taxes on Distributions and Sale of Fund Shares -- Class A     22.89%      5.39%         8.57%
  Return Before Taxes -- Class B                                             36.27%      7.39%        11.12%
  Return Before Taxes -- Class C                                             40.31%      7.68%        11.12%
  Return Before Taxes -- Class R                                             42.75%      8.29%        11.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)            28.68%     -0.58%        11.00%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)       29.89%     -0.13%        11.00%

THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE RUSSELL 1000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE LARGE CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW LARGE CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW LARGE CAP VALUE FUND, SINCE THE LARGE CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                          MID-CAP VALUE FUND -- CLASS A

         TOTAL RETURN
1997        31.76%
1998       -10.32%
1999        16.46%
2000        43.59%
2001        15.31%
2002        -9.62%
2003        55.21%

During the period shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was
- 20.60% (quarter ended September 30, 2002). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                                                         SINCE
                                                                                1 YEAR     5 YEARS    INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND
  Return Before Taxes -- Class A                                                47.06%      20.71%       17.16%
  Return after Taxes on Distributions -- Class A                                46.41%      19.26%       15.10%
  Return after Taxes on Distributions and Sale of Fund Shares -- Class A        30.81%      17.36%       13.80%
  Return Before Taxes -- Class B                                                49.06%      20.96%       17.13%
  Return Before Taxes -- Class C                                                53.02%      21.16%       17.15%
  Return Before Taxes -- Class R                                                56.10%      21.97%       17.90%
Russell Midcap Index (reflects no deduction for fees, expenses and taxes)       40.06%       7.23%       10.71%

(1)  SINCE JANUARY 2, 1997.

THE RUSSELL MIDCAP INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX, WHICH REPRESENTS APPROXIMATELY 26% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 1000 INDEX IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE MID-CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW MID-CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW MID-CAP VALUE FUND, SINCE THE MID-CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                         SMALL CAP VALUE FUND -- CLASS A

         TOTAL RETURN
1994         0.81%
1995        18.18%
1996        13.88%
1997        39.07%
1998       -15.77%
1999       -12.53%
2000        27.86%
2001        34.56%
2002        -1.10%
2003        62.14%

During the period shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was
- 27.02% (quarter ended September 30, 1998). The year-to-date return as of June
30, 2004 was   %.

AVERAGE ANNUAL TOTAL RETURNS (%)
FOR THE PERIODS ENDED DECEMBER 31, 2003                                         1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
  Return Before Taxes -- Class A                                                53.62%    17.99%    13.77%
  Return after Taxes on Distributions -- Class A                                52.75%    17.77%    11.98%
  Return after Taxes on Distributions and Sale of Fund Shares -- Class A        34.95%    15.78%    11.05%
  Return Before Taxes -- Class B                                                55.95%    17.79%    13.37%
  Return Before Taxes -- Class C                                                59.95%    18.00%    13.38%
Russell 2000 Index (reflects no deduction for fees, expenses and taxes)         47.25%     7.13%     9.47%

THE RUSSELL 2000 INDEX IS A STOCK MARKET INDEX COMPRISED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE SMALL CAP VALUE FUND WAS ORGANIZED TO ACQUIRE THE ASSETS AND LIABILITIES OF THE MERCURY HW SMALL CAP VALUE FUND. THE BAR CHART AND TABLE ABOVE INCLUDE THE PERFORMANCE OF THE MERCURY HW SMALL CAP VALUE FUND, SINCE THE SMALL CAP VALUE FUND ASSUMED THE PERFORMANCE UPON CONSUMMATION OF THE REORGANIZATION ON FEBRUARY 4, 2002.

[CHART]

                          ALL CAP VALUE FUND -- CLASS A

          TOTAL RETURN
2003        69.58%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended June 30, 2003) and the lowest return for a quarter was
- 1.80% (quarter ended March 31, 2003). The year-to-date return as of June 30,
2004 was   %.




AVERAGE ANNUAL TOTAL RETURNS (%)                                                             SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2003                                         1 YEAR    INCEPTION(1)
------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND
  Return Before Taxes -- Class A                                                60.68%       60.68%
  Return after Taxes on Distributions -- Class A                                60.65%       60.65%
  Return after Taxes on Distributions and sale of Fund shares -- Class A        39.48%       39.48%
  Return Before Taxes -- Class C                                                65.97%       65.97%
S&P 500 Index (reflects no deduction for fees, expenses and taxes)              28.68%       28.68%

(1)  SINCE DECEMBER 31, 2002.

THE S&P 500 INDEX IS A CAPITAL WEIGHTED, UNMANAGED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 500 STOCKS PRIMARILY TRADED ON THE NEW YORK STOCK EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEES AND EXPENSES

The following classes of shares are offered through this prospectus -- Core Value Fund and All Cap Value Fund Class A and Class C shares; Large Cap Value Fund Class A, Class C and Class R shares. The Mid-Cap Value Fund is available only to limited new investors. The Small Cap Value Fund is currently closed to new investors. The Funds no longer accept purchases of Class B shares, with limited exceptions. Class R shares are available only to certain retirement plans. See pages 5-6 for details regarding closed classes and Funds. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. You should decide which class best suits your needs. Your financial consultant, selected securities dealer or other financial intermediary can help you with this decision.

THESE TABLES SHOW THE DIFFERENT FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD THE DIFFERENT CLASSES OF SHARES OF A FUND. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED BELOW.

                                                                      CLASS A        CLASS B(b)    CLASS C     CLASS R
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(a):
Maximum Sales Charge (Load) imposed on purchases
  (as a percentage of offering price)                                  5.25%(c)        None         None          None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price)                         None(d)         5.00%(c)     1.00%(c)      None
Maximum Sales Charge (Load) imposed on Dividend
  Reinvestments                                                        None            None         None          None
Redemption Fee                                                         None            None         None          None
Exchange Fee                                                           None            None         None          None

CORE VALUE FUND                                                       CLASS A                      CLASS C
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(e)                                                     0.75%                        0.75%
Distribution and/or Service (12b-1) Fees(f)                            0.25%                        1.00%
Other Expenses (including transfer agency fees)(g)                     4.53%                        4.53%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   5.30%                        6.05%
Fee Waiver and/or Expense Reimbursement(e)                             4.05%                        4.05%
NET ANNUAL FUND OPERATING EXPENSES(e)                                  1.25%                        2.00%

LARGE CAP VALUE FUND                                                CLASS A      CLASS B(b)      CLASS C       CLASS R
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(e)                                                     0.75%           0.75%        0.75%         0.75%
Distribution and/or Service (12b-1) Fees(f)                            0.25%           1.00%        1.00%         0.50%
Other Expenses (including transfer agency fees)                        0.59%           0.59%        0.59%         0.59%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.59%           2.34%        2.34%         1.84%
Fee Waiver and/or Expense Reimbursement(e)                             0.29%           0.29%        0.29%         0.29%
NET ANNUAL FUND OPERATING EXPENSES(e)                                  1.30%           2.05%        2.05%         1.55%

MID-CAP VALUE FUND                                                  CLASS A      CLASS B(b)      CLASS C       CLASS R
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(e)                                                     0.75%           0.75%        0.75%         0.75%
Distribution and/or Service (12b-1) Fees(f)                            0.25%           1.00%        1.00%         0.50%
Other Expenses (including transfer agency fees)                        0.47%           0.47%        0.47%         0.47%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.47%           2.22%        2.22%         1.72%
Fee Waiver and/or Expense Reimbursement(e)                             0.07%           0.07%        0.07%         0.07%
NET ANNUAL FUND OPERATING EXPENSES(e)                                  1.40%           2.15%        2.15%         1.65%

SMALL CAP VALUE FUND                                                CLASS A      CLASS B(b)      CLASS C
----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(e)                                                     0.75%           0.75%        0.75%
Distribution and/or Service (12b-1) Fees(f)                            0.25%           1.00%        1.00%
Other Expenses (including transfer agency fees)                        0.50%           0.50%        0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.50%           2.25%        2.25%
Fee Waiver and/or Expense Reimbursement(e)                             0.03%           0.03%        0.03%
NET ANNUAL FUND OPERATING EXPENSES(e)                                  1.47%           2.22%        2.22%

ALL CAP VALUE FUND                                                  CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS):
Management Fees(e)                                                     0.75%         0.75%          0.75%
Distribution and/or Service (12b-1) Fees(f)                            0.25%         1.00%          1.00%
Other Expenses (including transfer agency fees)                        1.69%         1.69%          1.69%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   2.69%         3.44%          3.44%
Fee Waiver and/or Expense Reimbursement(e)                             1.19%         1.19%          1.19%
NET ANNUAL FUND OPERATING EXPENSES(e)                                  1.50%         2.25%          2.25%

(a) CERTAIN SECURITIES DEALERS OR OTHER FINANCIAL INTERMEDIARIES MAY CHARGE A FEE TO PROCESS A PURCHASE OR SALE OF SHARES. SEE "HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES." THERE IS A $15 FEE ON OUTGOING WIRE TRANSACTIONS.
(b) CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES ABOUT SEVEN YEARS AFTER YOU BUY THEM AND WILL THEN BE SUBJECT TO LOWER DISTRIBUTION AND SERVICE FEES.
(c)  SOME INVESTORS MAY QUALIFY FOR REDUCTIONS IN OR WAIVERS OF THE SALES CHARGE
     (LOAD).
(d) YOU MAY PAY A DEFERRED SALES CHARGE IF YOU PURCHASE $1 MILLION OR MORE AND YOU REDEEM WITHIN ONE YEAR.
(e) THE ADVISOR HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR REIMBURSE EXPENSES THROUGH OCTOBER 31, 2005 TO CERTAIN LIMITS: CORE VALUE:
     CLASS A - 1.25% AND CLASS C - 2.00%; LARGE CAP VALUE: CLASS A - 1.30%, CLASS B AND C - 2.05%, CLASS R - 1.55%; MID-CAP VALUE: CLASS A - 1.40%, CLASS B AND C - 2.15%, CLASS R - 1.65%; SMALL CAP VALUE: CLASS A - 1.50%, CLASS B AND C - 2.25%; ALL CAP VALUE: CLASS A - 1.50%, CLASS B AND C - 2.25%.
(f) IF YOU HOLD CLASS B, CLASS C OR CLASS R SHARES OVER TIME, IT MAY COST YOU MORE IN DISTRIBUTION (12b-1) FEES THAN THE MAXIMUM SALES CHARGE THAT YOU WOULD HAVE PAID IF YOU HAD BOUGHT ONE OF THE OTHER CLASSES.
(g) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS OF EXPENSES THAT THE FUND EXPECTS TO INCUR IT ITS FIRST FULL YEAR OF OPERATIONS.

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    EXPENSES IF YOU DID                   EXPENSES IF YOU DID NOT
                                    REDEEM YOUR SHARES                       REDEEM YOUR SHARES
                         -------------------------------------     ----------------------------------------
                         CLASS A   CLASS B    CLASS C  CLASS R     CLASS A    CLASS B    CLASS C    CLASS R
-----------------------------------------------------------------------------------------------------------
CORE VALUE FUND
  One year
  Three years*
LARGE CAP VALUE FUND
  One year
  Three years*
  Five years*
  Ten years*
MID-CAP VALUE FUND
  One year
  Three years*
  Five years*
  Ten years*
SMALL CAP VALUE FUND
  One year
  Three years*
  Five years*
  Ten years*
ALL CAP VALUE FUND
  One year
  Three years*
  Five years*
  Ten years*

* THESE EXPENSES DO NOT REFLECT THE CONTINUATION BEYOND THE FIRST YEAR OF THE CONTRACTUAL ARRANGEMENT BETWEEN THE ADVISOR AND THE FUNDS THAT LIMITS EXPENSES INCURRED BY EACH CLASS OF THE FUNDS. THIS ARRANGEMENT EXPIRES ON OCTOBER 31, 2005 AND IS RENEWABLE.
+ ASSUMES CONVERSION TO CLASS A SHARES APPROXIMATELY SEVEN YEARS AFTER PURCHASE. SEE NOTE (b) TO FEES AND EXPENSES TABLE.

ABOUT THE DETAILS

HOW THE FUNDS INVEST

CORE VALUE FUND
The Core Value Fund's investment objective is capital appreciation.

The Core Value Fund normally invests in large capitalization U.S. companies whose stocks are considered by the Advisor to be undervalued. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. Market capitalization is measured at the time of initial purchase. The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.

LARGE CAP VALUE FUND
The Large Cap Value Fund's investment objective is current income and long-term growth of income, as well as capital appreciation.

The Large Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large cap U.S. companies under normal circumstances. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000 Index. Market capitalization is measured at the time of initial purchase. Normally, the Fund invests at least 80% of its net assets in stocks that have a high cash dividend or payout yield relative to the market. Payout yield is defined as dividend yield plus net share repurchases.

In addition to these principal investments, the Fund may invest in stocks that don't pay dividends, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

MID-CAP VALUE FUND
The Mid-Cap Value Fund's investment objective is capital appreciation.

The Mid-Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of mid cap U.S. companies under normal circumstances. The Advisor currently considers mid cap companies to be those with market capitalizations like those found in the Russell Midcap Index. Market capitalization is measured at the time of initial purchase.

SMALL CAP VALUE FUND
The Small Cap Value Fund's investment objective is capital appreciation.

The Small Cap Value Fund invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of small cap U.S. companies under normal circumstances. The Advisor currently considers small cap companies to be those with market capitalizations of $3 billion or less. Market capitalization is measured at the time of initial purchase.

ALL CAP VALUE FUND
The All Cap Value Fund's investment objective is capital appreciation.

The All Cap Value Fund normally invests in common stocks of U.S. companies that the Advisor believes have strong capital appreciation potential. There are no capitalization requirements for the securities in which the Fund may invest.

The Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund will provide 60 days' prior written notice to shareholders of a change in a Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

MONEY MARKET INVESTMENTS
To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments.

TEMPORARY DEFENSIVE INVESTMENTS
A Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its objective using this type of investing.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Each Fund's principal risks are listed below:

MARKET RISK AND SELECTION RISK
Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Advisor selects will underperform the market or other funds with similar investment objectives and investment strategies.

The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund also are subject to the following principal risks:

RISKS OF INVESTING IN SMALL AND MID-SIZE COMPANIES
The Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund invest in the securities of small and mid cap companies. Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap or mid cap company may lose substantial value.

The All Cap Value Fund also is subject to the following principal risk:

NON-DIVERSIFICATION RISK
The All Cap Value Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund's share values could fluctuate more than those of funds holding more securities in their portfolios.

PORTFOLIO TURNOVER
At times a Fund may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund and may adversely affect performance.

All of the Funds also may be subject to the following risks:

INITIAL PUBLIC OFFERING RISKS
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

FOREIGN MARKET RISK
Each Fund may invest in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

        - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

        - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

        - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

        - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

        - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

        - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

        - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

        - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES
Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES
Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES
The Funds also may use "derivatives." Derivatives are financial instruments, like futures, forwards, swap agreements and options, the values of which are derived from other securities, commodities (such as gold or oil) or indexes (such as the S&P 500 Index). Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

        - LEVERAGE RISK -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

        - CREDIT RISK -- the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

        - CURRENCY RISK -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

        - LIQUIDITY RISK -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

FAIR VALUE PRICING
The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor's determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security shall be fair valued. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact a Fund's NAV by less than a penny per share. If the proposed valuation would impact a Fund's NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

ADDITIONAL INFORMATION

Each year the Funds will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Funds. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

A description of the Funds' polices regarding the disclosure of portfolio holdings can be found in the Statement of Additional Information. The top ten holdings of each Fund are available on the Funds' website generally between the sixth and eighth business day after month-end.

SHAREHOLDER SERVICES

ABOUT CLASS A, CLASS B, CLASS C AND CLASS R SHARES

The following classes of shares are offered through this prospectus -- Core Value Fund and All Cap Value Fund Class A and Class C shares; Large Cap Value Fund Class A, Class C and Class R shares. The Mid-Cap Value Fund is available only to limited new investors. The Small Cap Value Fund is currently closed to new investors. The Funds no longer accept purchases of Class B shares, with limited exceptions. Class R shares are available only to certain retirement plans. See pages 5-6 for details regarding closed classes and Funds.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of that Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

The Funds' shares are distributed by Stephens Inc. (the "Distributor"). The Distributor is affiliated with the Advisor.

If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. If you buy Class A shares, you also pay out of Fund assets a distribution and service fee of 0.25%. You may be eligible for a sales charge reduction or waiver. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

If you select Class C or Class R shares, you will invest the full amount of your purchase price, but you will be subject to a distribution and service fee of 1.00% for Class C shares, and 0.50% for Class R shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class C shares.

Certain financial intermediaries may charge you additional fees in connection with transactions in Fund shares. The Advisor, the Distributor or their affiliates may make payments or provide non-cash compensation out of their own resources to securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. The compensation is discretionary and may be available only to selected selling and servicing agents. See the Statement of Additional Information for a discussion of marketing support payments.

Certain authorized agents of the Funds charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders. A description of the Funds' sub-transfer agency policies can be found in the Statement of Additional Information.

To better understand the pricing of the Funds' shares, we have summarized the information below:

                            CLASS A                        CLASS B                       CLASS C                    CLASS R
------------------------------------------------------------------------------------------------------------------------------------
Availability       Generally available through   No longer available for new   Generally available through  Available only to
                   selected securities dealers   purchases except for certain  selected securities dealers  certain retirement
                   and other financial           retirement plans.             and other financial          plans.
                   intermediaries.                                             intermediaries.

Initial Sales      Yes. Payable at time of       No.                           No. Entire purchase price    No. Entire purchase
  Charge?          purchase. Lower sales                                       is invested in shares of     price is invested in
                   charges available or waived                                 the Fund.                    shares of the Fund.
                   for certain investments.

Deferred Sales     No. (May be charged for       Yes. Payable if you redeem    Yes. Payable if you redeem   No.
  Charge?          purchases over $1 million     within six years of           within one year of
                   that are redeemed within      purchase.                     purchase.
                   one year.)

Redemption Fee?    No.                           No.                           No.                          No.

Distribution and   0.25%                         1.00%                         1.00%                        0.50%
  Service Fees?

Conversion to      No.                           Yes, automatically after      No.                          No.
  Class A shares?                                approximately seven years.

CLASS A SHARES
If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers' compensation will be as shown in the last column.

                                                                                DEALER
                                                                             COMPENSATION
                                        AS A % OF          AS A % OF           AS A % OF
YOUR INVESTMENT                      OFFERING PRICE    YOUR INVESTMENT*     OFFERING PRICE
------------------------------------------------------------------------------------------
Less than $25,000                        5.25%              5.54%               5.00%
$25,000 but less than $50,000            4.75%              4.99%               4.50%
$50,000 but less than $100,000           4.00%              4.17%               3.75%
$100,000 but less than $250,000          3.00%              3.09%               2.75%
$250,000 but less than $1,000,000        2.00%              2.04%               1.80%
$1,000,000 and over                      0.00%              0.00%               0.00%

*ROUNDED TO THE NEAREST ONE-HUNDREDTH PERCENT.

No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge of 0.75% of the original cost of the shares being redeemed.

Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class B or Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class B and Class C distribution and service fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

        - Purchases under a RIGHT OF ACCUMULATION or LETTER OF INTENT

        - Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates

        - Broker-dealers who act as selling agents

Investors may need to provide their broker-dealer with the information necessary to take full advantage of reduced or waived Class A sales charges.

A Right of Accumulation permits you to pay the sales charge applicable to the current market value based on the maximum offer price of all shares you own in the Funds held at the financial intermediary at which you are making the current purchase. If the current purchase is made directly through the Transfer Agent, then only those shares held directly at the Transfer Agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual; his/her spouse and/or his/her children under 21. The Right of Accumulation may be amended or terminated at any time.

A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all shares of the Funds that you agree to buy within a 13 month period. Please see the Statement of Additional Information for other restrictions that apply.

If you redeem Class A shares and within 60 days buy new Class A shares in the same Fund, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Funds' Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637).

CLASS B AND CLASS C SHARES
If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, the Distributor compensates the selling dealer or other financial intermediary. If you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.

CLASS B SHARES
If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

            YEAR SINCE PURCHASE                  SALES CHARGE*
            --------------------------------------------------
            0 -- 1                                  5.00%
            1 -- 2                                  4.00%
            2 -- 3                                  3.00%
            3 -- 4                                  3.00%
            4 -- 5                                  2.00%
            5 -- 6                                  1.00%
            6 and thereafter                        0.00%

*THE PERCENTAGE CHARGE WILL APPLY TO THE ORIGINAL COST OF THE SHARES BEING REDEEMED. SHARES ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS ARE NOT SUBJECT TO A DEFERRED SALES CHARGE.

Your Class B shares convert automatically into Class A shares approximately seven years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

CLASS C SHARES
If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the original cost of the shares being redeemed. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends.

Class C shares do not offer a conversion privilege.

REDUCTION OR WAIVER OF DEFERRED SALES CHARGE
The deferred sales charge relating to Class B and Class C shares may be reduced or waived in certain circumstances, such as:

        - Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old

        - Redemption by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers

        - Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held

        - Withdrawal through a Systematic Withdrawal Plan

        - Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers

        - Reinvestment of dividends and distributions

CLASS R SHARES
Class R shares are available only to certain retirement plans. If you select Class R shares, you do not pay either an initial sales charge or a deferred sales charge. You will pay distribution and service fees of 0.50% each year under a distribution plan that the Funds have adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Class R shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Funds do not issue share certificates.

Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in a Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

IF YOU WANT TO           YOUR CHOICES                             INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Buy Shares       First, select the share class    Refer to the pricing of shares table on page 23. Be sure to read this prospectus
                 appropriate for you              carefully.

                 Next, determine the amount of    The minimum initial investment is $2,500 ($1,000 for IRA or other retirement
                 your investment                  accounts). There is no minimum initial investment for Class R shares.
                                                  (The minimums for initial investments may be reduced or waived under certain circumstances.)

                 Have your financial              The price of your shares is based on the next calculation of net asset value
                 consultant, selected             after receipt of your order. Purchase orders received prior to the close of
                 securities dealer or other       regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern
                 financial intermediary submit    time) are priced at the net asset value determined that day. Certain financial
                 your purchase order              intermediaries, however, may require submission of orders prior to that time.

                                                  Purchase orders received after that time are priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

Add to Your      Purchase additional shares       The minimum investment for additional purchases is generally $100. (The minimums
  Investment                                      for additional purchases may be waived under certain circumstances.)

                 Acquire additional shares        All dividends are automatically reinvested without a sales charge.
                 through the automatic dividend
                 reinvestment plan

                 Participate in the automatic     You may invest a specific amount on a periodic basis through your selected
                 investment plan                  securities dealer or other financial intermediary. The current minimum for such automatic reinvestments is $100, with a maximum of 2 transactions per month. The minimum may be waived or revised under certain circumstances.

Transfer Shares  Transfer to a participating      You may transfer your Fund shares to another selected securities dealer or other
  to Another     securities dealer or other       financial intermediary if authorized dealer agreements are in place between the
  Securities     financial intermediary           Distributor and the transferring intermediary and the Distributor and the
  Dealer or                                       receiving intermediary. Certain shareholder services may not be available for
  Other                                           all transferred shares. You may only purchase additional shares of Funds
  Financial                                       previously owned before the transfer. All future trading of these assets must be
  Intermediary                                    coordinated by the receiving intermediary.

                 Transfer to a                    You must either:
                 non-participating securities
                 dealer or other financial        - Transfer your shares to an account with the Transfer Agent or
                 intermediary                     - Sell your shares, paying any applicable deferred sales charge.

IF YOU WANT TO           YOUR CHOICES                             INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Sell Your        Have your financial              The price of your shares is based on the next calculation of net asset value
  Shares         consultant, selected             after receipt of your order. For your redemption request to be priced at the net
                 securities dealer or other       asset value on the day of your request, you must submit your request to your
                 financial intermediary submit    selected securities dealer or other financial intermediary prior to that day's
                 your sales order                 close of regular trading on the New York Stock Exchange (generally, 4:00 p.m.
                                                  Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced at the net asset value at the close of regular trading on the next business day.

                                                  Certain financial intermediaries may charge a fee to process a sale of shares.
                                                  No processing fee is charged if you redeem the shares directly through the
                                                  Transfer Agent.

                                                  The Fund may reject an order to sell shares under certain circumstances permitted by the Securities and Exchange Commission, including during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings.

                 Sell through the Transfer        You may sell shares held at the Transfer Agent by writing to the Transfer Agent
                 Agent                            at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required, but may be waived, if your redemption proceeds (i) are more than
                                                  $50,000, (ii) are paid to a person other than the owner(s) shown on the Transfer
                                                  Agent's register, (iii) are sent to an address or bank account that is different from the Transfer Agent's register or has changed within 30 days, or (iv) are paid to a corporation, partnership, trust or fiduciary. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. You may have to supply additional documentation at the request of the Transfer Agent, depending on the type of account. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before a Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed 12 days from the date of purchase.

                                                  You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met.
                                                  Contact the Transfer Agent at 1-866-HW-FUNDS (1-866-493-8637) for details.

IF YOU WANT TO            YOUR CHOICES                             INFORMATION IMPORTANT FOR YOU TO KNOW
------------------------------------------------------------------------------------------------------------------------------------
Sell Shares       Participate in a Fund's          You can choose to receive systematic payments from your Fund account either by
  Systematically  Systematic Withdrawal Plan       check or through direct deposit to your bank account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you must have dividends automatically reinvested.

                                                   The deferred sales charge is waived for systematic redemptions. Ask your financial intermediary or Transfer Agent for details. Each withdrawal is a taxable event.

Exchange Your     Select the Fund into which you   You can exchange your shares of a Fund for shares of another Fund subject to the
  Shares          want to exchange.                policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. You must have held the shares used in the exchange for at least 30 calendar days before you can exchange to another Fund. The minimum exchange amount is $1,000. Exchanges are generally considered a sale for Federal income tax purposes.

                                                   Each class of Fund shares is generally exchangeable for shares of the same class of another Fund.

                                                   The time you hold Class B or Class C shares in both Funds will count when determining your holding period for calculating a deferred sales charge at redemption. Your time in both Funds will also count when determining the holding period for a conversion from Class B to Class A shares.

                                                   To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the Transfer Agent at
                                                   1-866-HW-FUNDS (1-866-493-8637). Each Fund reserves the right to require a properly completed Telephone Redemption Application.

RIGHT TO SUSPEND SALES AND REJECT PURCHASE ORDERS
The Funds reserve the right to suspend the offering of shares at any time, and to reject a purchase order.

Purchases and exchanges of the Funds should be made for long-term investment purposes. Short-term or excessive trading into or out of a Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Funds, the Board of Trustees has adopted the following policies.

The Funds discourage frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Funds reserve the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Funds or other mutual funds or whose trading has been disruptive to a Fund or other mutual funds.

The Funds monitor trading activity in a variety of ways. Active trading within a 90-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Funds may reject trades from any shareholder who the Funds believe is engaged in excessive trading, whether or not in violation of these guidelines. The Funds may consider trading patterns over a longer period than 90 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Funds consider the information available to them at the time and reserve the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Funds may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Funds may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Funds limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round trip exchange per participant within a 90-day period. It is the responsibility of plan sponsors to communicate the Funds' restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs.

Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs are not subject to these exchange limits.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value next determined after receipt of your order, plus any applicable sales charge. This is the offering price. A Fund's net asset value is the market value in U.S. dollars of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge or redemption fee. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is received. If market quotations are not available, a Fund may use fair value.

A Fund may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class A shares will have a higher net asset value than Class B, Class C or Class R shares and Class R shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class A and Class R shares will generally be higher than dividends paid on Class B and Class C shares because Class A and Class R shares have lower expenses.

DIVIDENDS AND TAXES

The Funds will distribute any net realized long-term or short-term capital gains at least annually. The Mid-Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund will distribute any net investment income at least annually. The Core Value Fund and the Large Cap Value Fund will distribute any net investment income semi-annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends and distributions may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent. Dividends and distributions in the amount of less than $10 are automatically reinvested in shares of the applicable Fund. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value and to reinvest all subsequent distributions.

The Funds anticipate that the majority of their respective dividends, if any, will consist of ordinary income. Capital gains, if any, may be taxable to you at different rates, depending, in part, on how long a Fund has held the assets sold.

You may be subject to Federal income tax on dividends from a Fund, whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain "qualifying dividend income" is taxed at the same rates as capital gains. Distributions from a Fund also may be subject to foreign, state and local income taxes.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 28% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

THE MANAGEMENT TEAM

MANAGEMENT OF THE FUNDS

THE ADVISOR
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Funds' investment advisor since their inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. References to the Advisor include its predecessors. The Advisor was organized as an investment advisor in 1980 and had approximately $ billion in investment company and other portfolio assets under management as of June 2004. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios.

The annual fees paid to the Advisor as a percentage of average net assets is 0.75% for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of each Fund will be limited as noted on page 14. The Advisor has agreed to these expense limits through October 2005, and will thereafter give shareholders at least 30 days' notice if this reimbursement policy will change.

PORTFOLIO MANAGERS
The portfolio managers who have responsibility for the day-to-day management of the Funds' portfolios are listed below.

CORE VALUE FUND
The portfolio managers of the Core Value Fund are Patricia McKenna and Sheldon Lieberman. Ms. McKenna is a principal and portfolio manager of the Advisor and has been a co-manager of the Fund since its inception. Ms. McKenna joined the Advisor in 1995. Before joining the firm, Ms. McKenna was an equity analyst at Trust Company of the West and a forensic accountant. Mr. Lieberman is a principal and portfolio manager of the Advisor. He joined the Advisor in 1994 and has been a co-manager of the Fund since its inception. Before joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association.

LARGE CAP VALUE FUND
The portfolio managers of the Large Cap Value Fund are Sheldon Lieberman and George Davis. Mr. Lieberman began co-managing the Fund in August 1997. Mr. Lieberman's background is described under "Core Value Fund" above. Mr. Davis, principal and Chief Executive Officer of the Advisor, began co-managing the Fund in April 2004. Mr. Davis joined the Advisor in 1988 as a domestic equity portfolio manager.

MID-CAP VALUE FUND
The portfolio managers of the Mid-Cap Value Fund are Stan Majcher and Jim Miles. Mr. Majcher is a principal of the Advisor and has been a portfolio manager of the Fund since January 1999. Mr. Majcher joined the

Advisor in 1996 as a domestic equity analyst. From 1994 to 1996, he was an investment banking analyst at Merrill Lynch & Co. Inc. Mr. Miles is a principal of the Advisor. He joined the Advisor as a portfolio manager in 1995 and served as a portfolio manager of the Fund since it began in January 1997. Before joining the Advisor, Mr. Miles was with BT Securities Corporation (an affiliate of Bankers Trust New York Corporation) as vice president in the BT Securities Finance Group from 1988 to 1995.

SMALL CAP VALUE FUND
The portfolio managers of the Small Cap Value Fund are Jim Miles and David Green. Mr. Miles began co-managing the Fund in May 1995 when he joined the Advisor. Mr. Miles' background is described under "Mid-Cap Value Fund" above. Mr. Green, a principal of the Advisor, joined the Advisor in 1997 as a portfolio manager and began co-managing the Fund in July 1997. Before that, Mr. Green was associated with Goldman Sachs Asset Management, where he worked as an investment analyst from 1995. Before that, he was an investment manager and analyst with Prudential Investment Advisors.

ALL CAP VALUE FUND
The portfolio managers of the All Cap Value Fund are Joseph Huber and George Davis. Mr. Huber is a principal of the Advisor and has been a co-manager of the Fund since its inception. Mr. Huber joined the Advisor in 2000 as a domestic equity portfolio manager. Before joining the firm, Mr. Huber was a managing member at HPB Group, LLC, a New York-based hedge fund manager, where he served as a portfolio manager from 1998 to 1999. Prior to that he worked at Goldman Sachs Asset Management from 1994 to 1998, where he started out as a senior analyst on the Broad Market Value team. Mr. Davis has been a co-manager of the Fund since its inception. Mr. Davis' background is described under "Large Cap Value Fund" above.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance by showing information for the Funds and their predecessors since the inception of each class through the fiscal periods ended June 30, 2004. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the period ended June 30, 2001 were audited by predecessor auditors who do not serve as the independent auditors of the Funds. The financial highlights for the fiscal years ended June 30, 2002 through 2004 were audited by PricewaterhouseCoopers LLP. The auditors' report and the Funds' financial statements are included in the Funds' annual report, which is available upon request. Further performance information is contained in the annual report. Since the Core Value Fund commenced operations on August 2004, information for this Fund is not included.

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                       INCOME FROM INVESTMENT OPERATIONS              DIVIDENDS AND DISTRIBUTIONS
                                    ---------------------------------------   --------------------------------------------
                                                   NET GAINS
                                                  (LOSSES) ON
                        NET ASSET                  SECURITIES                  DIVIDENDS    DISTRIBUTIONS
                          VALUE,       NET           (BOTH       TOTAL FROM    (FROM NET       (FROM
LARGE CAP               BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT       CAPITAL           TOTAL
VALUE FUND              OF PERIOD     INCOME       UNREALIZED)   OPERATIONS     INCOME)        GAINS)        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003           $   15.98   $     0.16    $       0.35   $     0.51   $    (0.14)   $       (1.10)   $       (1.24)
  Period from
    10/26/2001(1) to
    6/30/2002               15.57         0.13            0.87         1.00        (0.09)           (0.50)           (0.59)

CLASS B
  Year ended
    6/30/2004
    6/30/2003               15.93         0.04            0.36         0.40        (0.09)           (1.10)           (1.19)
  Period from
    2/4/2002(1) to
    6/30/2002               15.60         0.02            0.31         0.33           --               --               --

CLASS C
  Year ended
    6/30/2004
    6/30/2003               15.92        (0.16)           0.56         0.40        (0.07)           (1.10)           (1.17)
  Period from
    2/4/2002(1) to
    6/30/2002               15.60         0.03            0.29         0.32           --               --               --

CLASS R
    Period from
    8/28/2003(1) to
    6/30/2004

                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                ------------------------------------------
                                                 NET ASSETS,
                       NET ASSET                   END OF         EXPENSES,                     INVESTMENT
LARGE CAP              VALUE, END     TOTAL      PERIOD (IN         NET OF                      INCOME --
VALUE FUND             OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT     EXPENSES         NET
----------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003          $    15.25        4.79%   $    28,704            1.30%         1.59%           1.07%
  Period from
    10/26/2001(1) to
    6/30/2002               15.98        6.51          6,546            1.25(3)       1.75(3)         1.05(3)

CLASS B
  Year ended
    6/30/2004
    6/30/2003               15.14        4.05            546            2.05          2.34            0.32
  Period from
    2/4/2002(1) to
    6/30/2002               15.93        2.12            193            2.00(3)       2.50(3)         0.30(3)

CLASS C
  Year ended
    6/30/2004
    6/30/2003               15.15        4.05          2,408            2.05          2.34            0.32
  Period from
    2/4/2002(1) to
    6/30/2002               15.92        2.05          1,092            2.00(3)       2.50(3)         0.30(3)

CLASS R
    Period from
    8/28/2003(1) to
    6/30/2004

                                             YEAR ENDED JUNE 30,
                            ------------------------------------------------------
                            2004        2003        2002         2001         2000
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  35%         96%          26%          41%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

                                       INCOME FROM INVESTMENT OPERATIONS              DIVIDENDS AND DISTRIBUTIONS
                                    ---------------------------------------   --------------------------------------------
                                                  NET GAINS ON
                        NET ASSET                  SECURITIES                  DIVIDENDS    DISTRIBUTIONS
                          VALUE,       NET           (BOTH       TOTAL FROM    (FROM NET       (FROM
MID-CAP                 BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT       CAPITAL           TOTAL
VALUE FUND              OF PERIOD     INCOME       UNREALIZED)   OPERATIONS     INCOME)        GAINS)        DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003           $   16.99   $     0.05    $       0.94   $     0.99   $    (0.03)   $       (0.34)   $       (0.37)
    6/30/2002               17.12         0.11            0.66         0.77        (0.13)           (0.77)           (0.90)
  Period from
    1/2/2001(1) to
    6/30/2001               15.02         0.04            2.06         2.10           --               --               --

CLASS B
  Year ended
    6/30/2004
    6/30/2003               16.85        (0.02)           0.87         0.85           --            (0.34)           (0.34)
    6/30/2002               17.06           --            0.63         0.63        (0.07)           (0.77)           (0.84)
  Period from
    1/2/2001(1) to
    6/30/2001               15.02         0.01            2.03         2.04           --               --               --

CLASS C
  Year ended
    6/30/2004
    6/30/2003               16.87        (0.01)           0.86         0.85           --            (0.34)           (0.34)
    6/30/2002               17.07         0.02            0.62         0.64        (0.07)           (0.77)           (0.84)
  Period from
    1/2/2001(1) to
    6/30/2001               15.02           --(4)         2.05         2.05           --               --               --

CLASS R
  Period from
    8/28/2003(1) to
    6/30/2004

                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                ------------------------------------------
                                                 NET ASSETS,
                       NET ASSET                   END OF         EXPENSES,                     INVESTMENT
MID-CAP                VALUE, END     TOTAL      PERIOD (IN         NET OF                      INCOME --
VALUE FUND             OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT     EXPENSES         NET
----------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003          $    17.61        6.26%   $    60,159            1.40%         1.47%           0.63%
    6/30/2002               16.99        4.64         18,790            1.40          1.65            0.69
  Period from
    1/2/2001(1) to
    6/30/2001               17.12       13.98            844            1.40(3)       2.22(3)         1.02(3)

CLASS B
  Year ended
    6/30/2004
    6/30/2003               17.36        5.41         13,562            2.15          2.22           (0.12)
    6/30/2002               16.85        3.82         11,363            2.15          2.40           (0.07)
  Period from
    1/2/2001(1) to
    6/30/2001               17.06       13.58          3,925            2.15(3)       2.96(3)         0.23(3)

CLASS C
  Year ended
    6/30/2004
    6/30/2003               17.38        5.40         15,209            2.15          2.22           (0.12)
    6/30/2002               16.87        3.85          9,084            2.15          2.40           (0.07)
  Period from
    1/2/2001(1) to
    6/30/2001               17.07       13.65          2,400            2.14(3)       2.96(3)         0.18(3)

CLASS R
  Period from
    8/28/2003(1) to
    6/30/2004

                                             YEAR ENDED JUNE 30,
                            ------------------------------------------------------
                            2004        2003        2002         2001         2000
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  56%         82%         138%         179%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

(4)  AMOUNT IS LESS THAN $0.01 PER SHARE.

                                       INCOME FROM INVESTMENT OPERATIONS              DIVIDENDS AND DISTRIBUTIONS
                                    ---------------------------------------   --------------------------------------------
                                                   NET GAINS
                                                  (LOSSES) ON
                        NET ASSET                  SECURITIES                  DIVIDENDS    DISTRIBUTIONS
                          VALUE,       NET           (BOTH       TOTAL FROM    (FROM NET       (FROM
SMALL CAP               BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT       CAPITAL           TOTAL
VALUE FUND              OF PERIOD     INCOME       UNREALIZED)   OPERATIONS     INCOME)        GAINS)        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003           $   32.12   $    (0.11)   $       2.85   $     2.74   $    (0.05)   $          --    $       (0.05)
    6/30/2002               26.86         0.20            5.26         5.46        (0.20)              --            (0.20)
  Period from
    10/6/2000(1) to
    6/30/2001               19.64         0.16            7.07         7.23        (0.01)              --            (0.01)

CLASS B
  Year ended
    6/30/2004
    6/30/2003               31.71        (0.13)           2.55         2.42        (0.03)              --            (0.03)
  Period from
    2/4/2002(1) to
    6/30/2002               28.84        (0.03)           2.90         2.87           --               --               --

CLASS C
  Year ended
    6/30/2004
    6/30/2003               31.71        (0.14)           2.58         2.44        (0.02)              --            (0.02)
  Period from
    2/4/2002(1) to
    6/30/2002               28.84        (0.04)           2.91         2.87           --               --               --

                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                ------------------------------------------
                                                 NET ASSETS,
                       NET ASSET                   END OF         EXPENSES,                     INVESTMENT
SMALL CAP              VALUE, END     TOTAL      PERIOD (IN         NET OF                      INCOME --
VALUE FUND             OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT     EXPENSES         NET
----------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
    6/30/2003          $    34.81        8.57%   $   111,208            1.47%         1.50%           0.11%
    6/30/2002               32.12       20.47         13,660            1.49          1.57            0.24
  Period from
    10/6/2000(1) to
    6/30/2001               26.86       38.28             26            1.50(3)       1.62(3)         1.42(3)

CLASS B
  Year ended
    6/30/2004
    6/30/2003               34.10        7.63          4,689            2.22          2.25           (0.64)
  Period from
    2/4/2002(1) to
    6/30/2002               31.71        9.99            738            2.24(3)       2.32(3)        (0.51)(3)

CLASS C
  Year ended
    6/30/2004
    6/30/2003               34.13        7.66          8,676            2.22          2.25           (0.64)
  Period from
    2/4/2002(1) to
    6/30/2002               31.71        9.99          3,484            2.24(3)       2.32(3)        (0.51)(3)

                                             YEAR ENDED JUNE 30,
                            ------------------------------------------------------
                            2004        2003        2002         2001         2000
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  54%         75%         197%         97%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

                                       INCOME FROM INVESTMENT OPERATIONS              DIVIDENDS AND DISTRIBUTIONS
                                    ---------------------------------------   --------------------------------------------
                                                  NET GAINS ON
                        NET ASSET                  SECURITIES                  DIVIDENDS    DISTRIBUTIONS
                          VALUE,       NET           (BOTH       TOTAL FROM    (FROM NET       (FROM
ALL CAP                 BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT       CAPITAL           TOTAL
VALUE FUND              OF PERIOD     INCOME       UNREALIZED)   OPERATIONS     INCOME)        GAINS)        DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
  Period from
    12/31/2002(1) to
    6/30/2003           $   10.00   $     0.03    $       2.59   $     2.62   $       --    $          --    $          --

CLASS C
  Period from
    8/28/2003(1) to
    6/30/2004

                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                ------------------------------------------
                                                 NET ASSETS,
                       NET ASSET                   END OF         EXPENSES,                     INVESTMENT
ALL CAP                VALUE, END     TOTAL      PERIOD (IN         NET OF                      INCOME --
VALUE FUND             OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT     EXPENSES         NET
----------------------------------------------------------------------------------------------------------
CLASS A
  Year ended
    6/30/2004
  Period from
    12/31/2002(1) to
    6/30/2003          $    12.62       26.20%   $        --            1.10%(3)      5.84%(3)        0.47%(3)

CLASS C
  Period from
    8/28/2003(1) to
    6/30/2004

                                             YEAR ENDED       PERIOD DECEMBER 31, 2002(1)
                                           JUNE 30, 2004         THROUGH JUNE 30, 2003
-----------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                   11%

(1)  COMMENCEMENT OF OPERATIONS.

(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE ADVISOR WAIVED ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.

(3)  ANNUALIZED.

FUNDS
Hotchkis and Wiley Core Value Fund
Hotchkis and Wiley Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund
Hotchkis and Wiley All Cap Value Fund
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-866-HW-FUNDS
(1-866-493-8637)

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
1-213-430-1000

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS
(1-866-493-8637)

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR AND ADMINISTRATOR
Stephens Inc.
111 Center Street, 14th Floor
Little Rock, Arkansas 72201

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

                      (This page intentionally left blank)

[GRAPHIC]

                      PROSPECTUS - CLASS A, B, C, R SHARES

                           INFORMATION ABOUT THE FUNDS

Please read this Prospectus before you invest in the Funds. Keep the Prospectus for future reference. You can get additional information about the Funds in:

        - Statement of Additional Information - SAI (incorporated by reference into, legally a part of, this Prospectus)

        - Annual Report
          (contains a discussion of market conditions and investment strategies that affected Fund performance)

        - Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Funds' Transfer Agent:

U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WISCONSIN 53202-5207
1.866.HW.FUNDS (1.866.493.8637)

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., by calling 1.202.942.8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS WHEN DECIDING WHETHER TO INVEST. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                           NASDAQ                 CUSIP
                           ------                 -----
Core Value Fund
  Class A                    N/A                   N/A
  Class C                    N/A                   N/A
Large Cap Value Fund
  Class A                   HWLAX               44134R107
  Class C                   HWLCX               44134R701
  Class R                    N/A                44134R784
Mid-Cap Value Fund
  Class A                   HWMAX               44134R206
  Class C                   HWMCX               44134R875
  Class R                   HWMAX               44134R776
Small Cap Value Fund
  Class A                   HWSAX               44134R305
  Class C                   HWSCX               44134R842
All Cap Value Fund
  Class A                   HWAAX               44134R792
  Class C                   HWACX               44134R826

N/A - Not available.

                                          Investment Company Act File #811-10487
                                                             CODE #HWF-PABC-0804
                                                      Stephens Inc., Distributor
                                                                Member NYSE/SIPC
                                    Stephens Inc. is an affiliate of the Advisor

[HOTCHKIS AND WILEY FUNDS LOGO]

                                           725 SOUTH FIGUEROA STREET, 39TH FLOOR
                                              LOS ANGELES, CALIFORNIA 90017-5439
                                                                    www.hwcm.com
                                                                  1.866.493.8637

                       STATEMENT OF ADDITIONAL INFORMATION

                            HOTCHKIS AND WILEY FUNDS

    725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439
                    Phone No. 1-866-HW-FUNDS (1-866-493-8637)


     Hotchkis and Wiley Core Value Fund ("Core Value Fund"), Hotchkis and Wiley Large Cap Value Fund ("Large Cap Value Fund"), Hotchkis and Wiley Mid-Cap Value Fund ("Mid-Cap Value Fund"), Hotchkis and Wiley Small Cap Value Fund ("Small Cap Value Fund") and Hotchkis and Wiley All Cap Value Fund ("All Cap Value Fund") (each, a "Fund" and collectively, the "Funds") are funds (or series) of Hotchkis and Wiley Funds (the "Trust"). The Trust is an open-end, management investment company which is organized as a Delaware statutory trust.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated August __, 2004 for the Core Value, Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds' Class I shares, and the prospectus dated August __, 2004 for the Large Cap Value and Mid-Cap Value Funds' Class A, Class B, Class C and Class R shares, the Small Cap Value and All Cap Value Funds' Class A, Class B and Class C shares and the Core Value Fund's Class A and Class C shares (each, a "Prospectus"). The Prospectuses have been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at 1-866-HW-FUNDS (1-866-493-8637) or your financial consultant or other financial intermediary, or by writing to the Funds at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Prospectuses are incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectuses. The Funds' audited financial statements are incorporated into this Statement of Additional Information by reference to their Annual Report for the fiscal year ended June 30, 2004. You may request a copy of the Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).


              HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC -- ADVISOR
                          STEPHENS INC. -- DISTRIBUTOR


      The date of this Statement of Additional Information is August, 2004.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Trust History                                                                  2
Description of the Funds, Their Investments and Risks                          2
  Investment Restrictions                                                      2
  Repurchase Agreements                                                        3
  Bonds                                                                        3
  U.S. Government Securities                                                   3
  Corporate Loans                                                              4
  Corporate Debt Securities                                                    4
  Convertible Securities                                                       4
  Derivative Instruments                                                       5
  Foreign Securities                                                           8
  Foreign Currency Options and Related Risks                                   8
  Forward Foreign Currency Exchange Contracts                                  9
  Foreign Investment Risks                                                    10
  Swap Agreements                                                             10
  Illiquid or Restricted Securities                                           11
  144A Securities                                                             11
  Borrowing                                                                   12
  When-Issued Securities                                                      12
  Real Estate Investment Trusts                                               12
  Shares of Other Investment Companies                                        12
  Limited Partnerships                                                        12
  Short Sales Against-the-Box                                                 12

Management                                                                    13
  Compensation of Trustees                                                    15
  Investment Advisory Agreements                                              15
  Principal Underwriter and Administrator                                     17
  Codes of Ethics                                                             17
  Proxy Voting Policy                                                         17
  Portfolio Transactions and Brokerage                                        17
  Disclosure of Portfolio Securities                                          19
  Marketing Support Policies                                                  19
Purchase of Shares                                                            20
  Initial Sales Charge Alternative -- Class A Shares                          20
  Reduced Initial Sales Charges                                               21
  Deferred Sales Charge Alternatives -- Class B and Class C Shares            21
  Class R Shares                                                              23
  Distribution Plan                                                           24
  Limitations on the Payment of Deferred Sales Charges                        25
  Anti-Money Laundering                                                       25
Redemption of Shares                                                          25
Pricing of Shares                                                             26
  Determination of Net Asset Value                                            26
  Computation of Offering Price Per Share                                     27
Dividends and Tax Status                                                      28
General Information                                                           29
  Description of Shares                                                       29
  Issuance of Fund Shares for Securities                                      30
  Redemption in Kind                                                          30
  Independent Registered Public Accounting Firm                               30
  Custodian                                                                   31
  Transfer Agent                                                              31
  Legal Counsel for the Trust                                                 31
  Legal Counsel for the Independent Trustees                                  31
  Reports to Shareholders                                                     31
  Shareholder Inquiries                                                       31
  Additional Information                                                      31
  Principal Holders                                                           32
Financial Statements                                                          33
Appendix A -- Proxy Voting Policies and Procedures                            34
Appendix B -- Description of Ratings                                          37

                                  TRUST HISTORY


     The Trust was formed on July 23, 2001 as a Delaware business trust (now known as a Delaware statutory trust). The Trust is an open-end, management investment company currently consisting of four separate diversified series (the Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund) and one separate non-diversified series (the All Cap Value
Fund). The Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund were organized to acquire the assets and liabilities of Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Small Cap Value Fund, each a series of the Mercury HW Funds (the "Predecessor Funds"), respectively. The assets and liabilities of the Predecessor Funds were transferred to the respective Funds in exchange for shares of these Funds and these Funds are the accounting survivors of this reorganization. The All Cap Value Fund commenced operations on December 31, 2002. The Core Value Fund commenced operations on August __, 2004.


              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS


     The investment objectives, principal investment strategies and related principal risks of the Funds are set forth in the Prospectuses. This Statement of Additional Information includes additional information about those investment strategies and risks as well as information about other investment strategies in which the Funds may engage and the risks associated with such strategies.


INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

     Except as noted, none of the Funds may:

     1. Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities ("U.S. government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry. This restriction does not apply to the All Cap Value Fund.

     2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

     3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

     4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds will purchase any additional portfolio securities while such borrowings are outstanding.

     5. Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to the All Cap Value Fund.

     6. Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

     7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     8. Make investments for the purpose of exercising control or management.

     9. Make loans, except through repurchase agreements.

     In addition, the All Cap Value Fund may not:

     1. Purchase any security, other than U.S. government securities, if as a result, 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry, except for temporary defensive purposes.

     2. Purchase any security, other than U.S. government securities, if as a result, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

Any percentage limitation on a Fund's investments is determined when the investment is made, unless otherwise noted.

     The Large Cap Value Fund, the Mid-Cap Value Fund and the Small Cap Value Fund will provide 60 days' prior written notice to shareholders of a change in that Fund's non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund's name.

REPURCHASE AGREEMENTS

     The Small Cap Value Fund may purchase debt securities maturing more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund and the All Cap Value Fund have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

BONDS

     The term "bond" or "bonds" as used in the Prospectuses and this Statement of Additional Information is intended to include all manner of fixed-income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.

U.S. GOVERNMENT SECURITIES

     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE LOANS

     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

CORPORATE DEBT SECURITIES

     A Fund's investments in corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Advisor's opinion. The Mid-Cap Value Fund and the Small Cap Value Fund also may invest up to 5% of their respective total assets in convertible securities rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor's opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE INSTRUMENTS

     To the extent consistent with their investment objectives and policies and the investment restrictions listed in this Statement of Additional Information, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.

     OPTIONS ON SECURITIES AND ON SECURITIES INDEXES. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

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     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

     A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

     A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

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     LIMITATIONS ON USE OF FUTURES AND OPTIONS THEREON. When purchasing a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.




     RISK FACTORS IN FUTURES TRANSACTIONS AND OPTIONS. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

     The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund's ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund's investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

     Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily

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limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

     The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FOREIGN SECURITIES

     The Funds may invest in American Depositary Receipts ("ADRs"), other securities convertible into securities of issuers based in foreign countries or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

     The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

     RISKS OF OPTIONS TRADING. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

     Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund maintains in a segregated account cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN INVESTMENT RISKS

     FOREIGN MARKET RISK. Each Fund may invest a portion of its assets in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

     FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or otherwise adversely affect a Fund's operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are

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calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").
A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ILLIQUID OR RESTRICTED SECURITIES

     Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

     A Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund's ability to conduct portfolio transactions in such securities.

144A SECURITIES

     A Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Trustees have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund's Trustees. The Trustees have adopted guidelines and delegated to the Advisor the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to

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develop, the Trustees will carefully monitor a Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

BORROWING

     The Funds may borrow for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

WHEN-ISSUED SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

REAL ESTATE INVESTMENT TRUSTS

     Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

SHARES OF OTHER INVESTMENT COMPANIES

     The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund's principal strategies. The Funds will pay additional fees through their investments in other investment companies.

LIMITED PARTNERSHIPS

     The Funds can invest in limited partnership interests.

SHORT SALES AGAINST-THE-BOX

     Each Fund can borrow and sell "short" securities when a Fund also owns an equal amount of those securities (or their equivalent). No more than 25% of a Fund's total assets can be held as collateral for short sales at any one time.

                                   MANAGEMENT


     The Trustees of the Trust consist of four individuals, three of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). The Trustees oversee the actions of the Funds' Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Funds.

     Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are to: (i) approve, and recommend to the Board, the appointment, retention or termination of the Funds' independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audits; (iii) discuss with the independent auditors certain matters relating to the Funds' financial statements, including any adjustment to such financial statements recommended by the independent auditors, or any other results of any audit; (iv) request and review the independent auditors annual representations with respect to their independence, and discuss with the independent auditors any relationships or services disclosed in the statement that may impact the independence of the Funds' independent auditors; and (v) consider the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Funds' accounting and financial reporting policies and practices and internal controls. The Board of Trustees of the Trust has adopted a written charter for the Audit Committee. The Audit Committee held four meetings during the Trust's last fiscal year.

     Each Independent Trustee also is a member of the Trust's Nominating and Governance Committee. This Committee reviews and nominates candidates to serve as Trustees. The Nominating and Governance Committee will consider shareholder proposals for candidates to serve as Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating and Governance Committee. This Committee held four meetings during the Trust's last fiscal year. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties.

     Two of the Trustees are also members of the Trust's Valuation Committee (the "Valuation Committee"). The Valuation Committee meets whenever a proposed fair valuation of a security would impact a Fund by more than a penny per share. The Valuation Committee held no meetings during the Trust's last fiscal year.

     BIOGRAPHICAL INFORMATION. Certain biographical and other information relating to the Independent Trustees of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served and the total number of portfolios overseen for funds advised by the Advisor.

                                      TERM OF
                                      OFFICE*                                         NUMBER OF
                                        AND                                         PORTFOLIOS IN
                         POSITION    LENGTH OF                                      FUND COMPLEX
                         HELD WITH     TIME           PRINCIPAL OCCUPATION(S)        OVERSEEN BY          PUBLIC
     NAME AND AGE        THE TRUST    SERVED          DURING PAST FIVE YEARS           TRUSTEE         DIRECTORSHIPS
----------------------   ---------   ----------  ---------------------------------  -------------  ----------------------
Randall H. Breitenbach   Trustee     Trustee     Co-Founder, Director and CEO,      1 registered            None
(born 1960)                          since 2001  BreitBurn Energy Company (1988 --  investment
                                                 present); Chairman, Finance        company
                                                 Committee, Stanford University     consisting of
                                                 PIC Endowment (1999 -- present).   5 portfolios

Robert L. Burch III      Trustee     Trustee     Managing Partner, A.W. Jones Co.   1 registered            None
(born 1934)                          since 2001  (investments) (since 1984);        investment
                                                 Chairman, Jonathan Mfg. Corp.      company
                                                 (slide manufacturing) (since       consisting of
                                                 1977).                             5 portfolios

John A.G. Gavin          Trustee     Trustee     Formerly Partner and Managing      1 registered   Apex Mortgage Capital,
(born 1931)                          since 2001  Director, Hicks, Muse, Tate &      investment     Inc.; Causeway Capital
                                                 Furst (Latin America) (private     company        Management Trust;
                                                 equity investment firm) (1994 --   consisting of  Claxson S.A.;
                                                 2001); Chairman, Gamma Holdings    5 portfolios   Ibero-America Media
                                                 (international capital and                        Partners;
                                                 consulting) (since 1968); U.S.                    International Wire
                                                 Ambassador to Mexico (1981 --                     Corp.; TCW Galileo
                                                 1986).                                            Funds



* EACH TRUSTEE SERVES UNTIL HIS SUCCESSOR IS ELECTED AND QUALIFIED ,UNTIL HE RETIRES IN ACCORDANCE WITH THE TRUST'S RETIREMENT POLICY OR UNTIL HIS DEATH OR RESIGNATION OR REMOVAL AS PROVIDED IN THE TRUST'S AGREEMENT AND DECLARATION OF TRUST.

     Certain biographical and other information relating to the Trustee who is an "interested person" of the Trust as defined in the 1940 Act (the "interested Trustee") and to the officers of the Trust is set forth below, including, as relevant, their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen and public directorships held.



                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                      TERM OF                                           FUND
                         POSITION(S) OFFICE AND                                        COMPLEX
                          HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY         PUBLIC
    NAME AND AGE          THE TRUST  TIME SERVED      DURING PAST FIVE YEARS           TRUSTEE        DIRECTORSHIPS
---------------------    ----------- ----------- --------------------------------   -------------- -------------------
Nancy D. Celick*         President   President*  Chief Operating Officer of the     1 registered          None
(born 1951)              and Trustee and         Advisor (since 2001); First Vice   investment
                                     Trustee***  President of Merrill Lynch         company
                                     since 2001  Investment Advisors, L.P.          consisting of
                                                 ("MLIM") (2000 -- 2001);           5 portfolios
                                                 Director of MLIM (1993 -- 1999).

Richard H. Blank, Jr.    Secretary   Secretary   Senior Vice President of           Not applicable   Not applicable
(born 1956)                          since       Stephens Inc. (since 1983).
                                     2001**

Anna Marie Lopez         Treasurer   Treasurer   Chief Compliance Officer of the    Not applicable   Not applicable
(born 1967)              and         and         Advisor (since 2001);
                         Assistant   Assistant   Compliance Officer of MLIM
                         Secretary   Secretary   (1997 -- 2001).
                                     since
                                     2001**


* MS. CELICK IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940 ACT, OF THE TRUST BASED ON HER POSITION AS CHIEF OPERATING OFFICER OF THE ADVISOR.
**   ELECTED BY AND SERVES AT THE PLEASURE OF THE BOARD OF TRUSTEES OF THE
     TRUST.

*** AS TRUSTEE, MS. CELICK SERVES UNTIL HER SUCCESSOR IS ELECTED AND QUALIFIED ,UNTIL SHE RETIRES IN ACCORDANCE WITH THE TRUST'S RETIREMENT POLICY, OR UNTIL HER DEATH OR RESIGNATION OR REMOVAL AS PROVIDED IN THE TRUST'S AGREEMENT AND DECLARATION OF TRUST.


     The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary.

SHARE OWNERSHIP. Information relating to each Trustee's share ownership in the Trust as of December 31, 2003 is set forth in the chart below.



                                                            AGGREGATE DOLLAR RANGE
                         NAME                          OF EQUITY SECURITIES IN THE TRUST
                         ----                          ---------------------------------
                         INTERESTED TRUSTEE:

                            Nancy D. Celick         Large Cap Value Fund - over $100,000
                                                    Mid-Cap Value Fund - $1 - $10,000
                                                    Small Cap Value Fund - $10,001 - $50,000
                                                    All Cap Value Fund --over $100,000

                         INDEPENDENT TRUSTEES:

                            Randall Breitenbach     Large Cap Value Fund - None
                                                    Mid-Cap Value Fund - None
                                                    Small Cap Value Fund - None
                                                    All Cap Value Fund - over $100,000

                            Robert L. Burch III     Large Cap Value Fund - None
                                                    Mid-Cap Value Fund - None
                                                    Small Cap Value Fund - None
                                                    All Cap Value Fund - over $100,000

                            John A. G. Gavin        Large Cap Value Fund - None
                                                    Mid-Cap Value Fund - None
                                                    Small Cap Value Fund - $10,001 - $50,000
                                                    All Cap Value Fund - None


COMPENSATION OF TRUSTEES


     The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The Trust pays to each Independent Trustee, for service to the Trust, a fee of $6,000 per meeting, which includes a $4,000 retainer and $2,000 per in-person Board meeting attended. The Audit Committee Chair also receives an additional $250 per meeting. These fees became effective January 1, 2004. The Trust reimburses each Independent Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

     The following table sets forth the compensation earned by the Independent Trustees for the most recent fiscal year.



                                                                                               AGGREGATE
                                                                                  ESTIMATED   COMPENSATION
                                                               PENSION OR          ANNUAL      FROM TRUST
                                                           RETIREMENT BENEFITS    BENEFITS      AND OTHER
                            POSITION WITH   COMPENSATION   ACCRUED AS PART OF       UPON         ADVISOR
     NAME                       TRUST        FROM TRUST       TRUST EXPENSE      RETIREMENT   ADVISED FUNDS
     ----                   -------------   ------------   -------------------   ----------   -------------
     Randall Breitenbach       Trustee       $  19,500            None              None        $  19,500

     Robert L. Burch III       Trustee       $  19,000            None              None        $  19,000

     John A.G. Gavin           Trustee       $  19,000            None              None        $  19,000


INVESTMENT ADVISORY AGREEMENTS


     Hotchkis and Wiley Capital Management, LLC provides the Funds with management and investment advisory services and is located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. The Advisor is a limited liability company the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds' portfolios and manages the Funds. The Advisor also manages other investment company portfolios and separate investment advisory accounts.

     The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor also agreed to annual caps on expenses for the fiscal years ended June 30, 2004, 2003 and 2002, or such times as the applicable Fund or class commenced operations. The Large Cap Value Fund Class R and the Mid-Cap Value Fund Class R commenced operations on August 28, 2003, the All Cap Value Fund commenced operations on December 31, 2002 and the Core Value Fund commenced operations on Auagust __, 2004. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2004.



                                           CORE VALUE    LARGE CAP     MID-CAP    SMALL CAP     ALL CAP
                                              FUND      VALUE FUND   VALUE FUND   VALUE FUND   VALUE FUND
                                           ----------   ----------   ----------   ----------   ----------
       Annual Advisory Rate                   0.75%        0.75%        0.75%       0.75%        0.75%
       Annual cap on expenses - Class I       1.00%        1.05%        1.15%       1.25%        1.25%
       Annual cap on expenses - Class A       1.25%        1.30%        1.40%       1.50%        1.50%
       Annual cap on expenses - Class B        N/A         2.05%        2.15%       2.25%         N/A
       Annual cap on expenses - Class C       2.00%        2.05%        2.15%       2.25%        2.25%
       Annual cap on expenses - Class R        N/A         1.55%        1.65%        N/A          N/A





     For the periods indicated below, the Advisor, or the Large Cap Value, Mid-Cap Value and Small Cap Value Funds' former advisor, earned fees and waived expenses as follows:


                                                                       LARGE CAP      MID-CAP       SMALL CAP      ALL CAP
                                                                       VALUE FUND    VALUE FUND     VALUE FUND    VALUE FUND*
                                                                       ----------    ----------     ----------    -----------
       Investment advisory fees earned for the fiscal year 2004
       Expenses waived for the fiscal year 2004
       Investment advisory fees earned for the fiscal year 2003        $  397,860   $  1,064,516   $  1,132,911    $  4,906
       Expenses waived for the fiscal year 2003                        $  153,790   $    104,786   $     42,281    $ 31,414
       Investment advisory fees earned for the fiscal year 2002        $  319,097   $    484,710   $    531,559           -
       Expenses waived for the fiscal year 2002                        $  214,476   $    157,292   $     57,573           -


       * THE ALL CAP VALUE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2002.

     Each of the Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     DURATION AND TERMINATION: Unless earlier terminated as described below, each Investment Advisory Agreement will continue in effect for two years from the effective date and will remain in effect from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the applicable Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the applicable Fund or by the Advisor without penalty on 60 days'written notice to the other party.


     At the meetings of the Board of Trustees of the Trust held on July, 2004, the Board of Trustees approved the Investment Advisory Agreements with the Advisor for the Core Value, Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds. In connection with their deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Advisor and the personnel who provide these services. In addition to providing investment advisory services and management services, the Advisor and its affiliates provide oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust. The Board also considered the Advisor's costs of providing services, and the direct and indirect benefits to the Advisor from its relationships with the Trust. The benefits considered by the Board included not only the Advisor's compensation for investment advisory services and the Advisor's profitability under the Investment Advisory Agreements, but also compensation to be paid to the Advisor or its affiliates for other, non-advisory, services provided to the Trust. The Trustees also considered the Advisor's access to research services from brokers to which the Advisor may have allocated Fund brokerage in a "soft dollar" arrangement. In connection with their consideration of the Investment Advisory Agreements, the Trustees compared the advisory fee rate, expense ratios and historical performance of the Funds to those of comparable funds. They considered the expense caps to which the Advisor agreed. The Trustees also considered the Advisor's brokerage practices and reviewed both the Advisor's commitment to achieving best trade execution and the overall fairness of the Advisor's trade allocation policies. The Trustees noted, in particular, the excellent performance of the Funds as compared to their peers and their benchmark indices. The Trustees also reviewed materials supplied by counsel to the Independent Trustees that were prepared for use by the Trustees in fulfilling their duties under the 1940 Act and state law.

     Based on the information reviewed and the discussions, the Board of Trustees of the Trust concluded that it was satisfied with the nature and quality of the services to be provided by the Advisor to each of the Funds and that the investment advisory fee rate was reasonable in relation to such services. The Independent Trustees were represented by independent counsel who assisted them in their deliberations.


PRINCIPAL UNDERWRITER AND ADMINISTRATOR


     Stephens Inc., 111 Center Street, 14th Floor, Little Rock, Arkansas 72201, an affiliate of the Advisor, is the Funds' distributor (the "Distributor") and makes a continuous offering of the Funds' shares. The Distributor may receive payments under the Distribution Plan described under "Purchase of Shares -- Distribution Plan." Stephens Inc. also is compensated for serving as the Funds' Administrator. For its services as Administrator, Stephens Inc. receives an annual fee at the rate of 0.10% of the Funds' aggregate net assets up to $200 million, 0.09% of the Funds' aggregate net assets for the next $500 million and 0.08% of the Funds' aggregate net assets over $700 million. For the fiscal years ended June 30, 2004 and 2003, total fees paid by the Funds to the Administrator were as follows:



                                                  LARGE CAP     MID-CAP     SMALL CAP      ALL CAP
                                                  VALUE FUND   VALUE FUND   VALUE FUND   VALUE FUND*
                                                  ----------   ----------   ----------   -----------
Fiscal year ended June 30, 2004
Fiscal year ended June 30, 2003                    $ 50,764    $  135,619   $  144,610     $  619
Period February 4, 2002 to June 30, 2002           $ 17,621    $   34,554   $   37,089     $    -


* THE ALL CAP VALUE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2002.

CODES OF ETHICS


     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Advisor and a Code of Ethics for the Distributor (the "Codes of Ethics"). The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. The protective provisions of the Codes of Ethics prohibit certain investments and limit these personnel from making investments during periods when a Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission. The Board of Trustees has also approved a separate Code of Ethics for the Principal Executive Officer and Principal Financial Officer.


PROXY VOTING POLICY

     Generally, the Advisor will vote (by proxy or otherwise) in all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in the Funds' accounts in such manner as the Advisor deems appropriate in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting typical proxy proposals. However, each proxy issue will be considered individually in order that the Advisor may consider what would be in a Fund's best interest. Further, where a proxy proposal raises a material conflict of interest between the interests of the Advisor and a Fund, the Advisor will vote according to its predetermined specific policy. The Advisor's Compliance Department will review the vote to determine that the decision was based on the Fund's best interest and was not the product of the conflict. See Appendix A for the Advisor's Proxy Voting Policies and Procedures.

PORTFOLIO TRANSACTIONS AND BROKERAGE


     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In the case of securities traded in the over-the-counter markets, the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Advisor may receive brokerage and research services and other similar services from many broker-dealers with which the Advisor places the Funds' portfolio transactions. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Advisor's investment professionals. Where the services referred to above are not used exclusively by the Advisor for brokerage or research purposes, the Advisor, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-brokerage or non-research use. Some of these services may be of value to the Advisor in advising various of its clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds or any particular Fund. The management fee paid by each Fund is not reduced because the Advisor may receive these services even though the Advisor might otherwise be required to purchase some of these services for cash.

     The Advisor places orders for the purchase and sale of portfolio investments for the Funds and buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Advisor uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Advisor, having in mind each Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by each Investment Advisory Agreement, the Advisor may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Advisor's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly the Advisor will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.


     From time to time, the Advisor may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The National Association of Securities Dealers, Inc. ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).




     Foreign equity securities may be held by the Trust in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs traded in the United States, like other securities traded in the United States, will be subject to negotiated commission rates. The Trust's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets.

     Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, the Advisor intends to manage the Funds so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Funds' portfolio strategies.

     Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Advisor acts as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Advisor when one or more clients of the Advisor are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Advisor acts as adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisor during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The top ten holdings of each Fund are available on the Funds' website generally between the sixth and eighth business day after month-end. The Funds also send a complete list of each Fund's holdings to various third-party service providers, such as Morningstar, Lipper and Bloomberg, approximately 30 days after the end of the previous month. The Funds will send a complete list of holdings to other parties, including shareholders, financial consultants and institutional consultants, upon request, at the same time that the Funds release the information to the third-party service providers.

     A complete list of holdings for each Fund is included in the Funds' Annual and Semi-Annual Reports which are mailed to shareholders. Effective beginning with the quarter ending September 30, 2004, the Funds will be filing their first and third fiscal quarter-end portfolio holdings with the Securities and Exchange Commission.

     Any other distribution of Fund holdings would require the approval of the Chief Operating Officer or Chief Compliance Officer of the Advisor. Any disclosure of Fund holdings other than those described above would be disclosed to the Board of Trustees.

MARKETING SUPPORT POLICIES

     In addition to paying fees under the Funds' distribution and service plan, the Funds may pay service fees to financial intermediaries for sub-administration, sub-transfer agency and other shareholder services. These fees may be charged as: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account; and/or (iii) fixed dollar payments.

     The Funds' Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 fees and service fees paid by the Funds, and are hereafter referred to as "marketing support payments."

     Marketing support payments may be made by the Advisor or Distributor to financial intermediaries so that the Distributor or Fund representatives have access to financial intermediary sales meetings and sales representatives. Marketing support payments include payments for exhibit space or sponsorships at regional or national events of financial intermediaries and for inclusion of the Funds on a recommended list.

     The Advisor or Distributor may also pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary's client seminars and cooperative advertising.

     Marketing support payments to financial intermediaries are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount.

                               PURCHASE OF SHARES

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     CLASS A SHARES -- PURCHASES SUBJECT TO AN INITIAL SALES CHARGE. For purchases of Class A shares subject to an initial sales charge, the Distributor reallows a portion of the initial sales charge to dealers (which is alike for all dealers), as shown in the Prospectus. (The term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institution having a selling agreement or any other similar agreement with the Distributor.) The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer reallowance, is the amount of the initial sales charge retained by the Distributor. Because of rounding in the computation of offering price, the portion of the sales charge retained by the Distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus.

     CLASS A SHARES -- PURCHASES SUBJECT TO A CDSC (BUT NOT AN INITIAL SALES CHARGE). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge. If the shareholder redeems the shares within one year after purchase, a deferred sales charge of 0.75% of the original cost of the shares being redeemed may be charged. Shareholders who purchased $1,000,000 or more in Class A shares prior to August 28, 2003 and redeem the shares within one year after purchase may be charged a deferred sales charge of 1.00% of the original cost of the shares being redeemed. For purchases of Class A shares subject to a CDSC, the Distributor pays commissions to dealers on new investments made through such dealers as follows:


                 DEALER COMPENSATION
              AS A % OF OFFERING PRICE      CUMULATIVE PURCHASE AMOUNT
              ------------------------      --------------------------
                        0.75%               $1,000,000 to $2,000,000, plus
                        0.50%               Over $2,000,000 to $3,000,000, plus
                        0.30%               Over $3,000,000 to $50,000,000, plus
                        0.20%               Over $50,000,000 to $100,000,000, plus
                        0.10%               Over $100,000,000


     CLASS A SALES CHARGE INFORMATION - The Distributor received the following sales charges from investors on sales of Class A shares:


                                                                  CLASS A SHARES
                                   -----------------------------------------------------------------------
                                    GROSS SALES    SALES CHARGES     SALES CHARGES       CDSCs RECEIVED ON
                                      CHARGES       RETAINED BY     PAID TO STEPHENS       REDEMPTION OF
                                     COLLECTED      DISTRIBUTOR           INC.          LOAD-WAIVED SHARES
                                   -----------------------------------------------------------------------
Large Cap Value Fund
   Fiscal year ended 6/30/04
   Fiscal year ended 6/30/03          $  24,969       $  1,401         $  16,212               $  0
   Period 2/4/02* - 6/30/02           $  25,884       $  5,753         $  19,201               $  0
Mid-Cap Value Fund
   Fiscal year ended 6/30/04
   Fiscal year ended 6/30/03          $ 103,472       $    750         $  42,748               $  0
   Period 2/4/02* - 6/30/02           $  80,501       $  6,773         $  80,501               $  0
Small Cap Value Fund
   Fiscal year ended 6/30/04
   Fiscal year ended 6/30/03          $  69,121       $ 11,639         $   4,512               $  0
   Period 2/4/02* - 6/30/02           $  36,234       $  8,313         $  36,234               $  0
All Cap Value Fund
   Fiscal year ended 6/30/04
   Period 12/31/02** - 6/30/03        $       0       $      0         $       0               $  0


* COMMENCEMENT OF THE DISTRIBUTION AGREEMENT WITH STEPHENS FOR THE TRUST. ** THE ALL CAP VALUE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2002.

REDUCED INITIAL SALES CHARGES




     LETTER OF INTENT. Reduced sales charges apply to purchases aggregating $25,000 or more of Class A shares of a Fund ,all held at the same financial intermediary, made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the Distributor or financial intermediary in writing of this intent within the 90-day period. The value of Class A shares of a Fund presently held based on the maximum offer price on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), you will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase.

     REGISTERED REPRESENTATIVES Registered representatives of broker/dealers who have selling agreements with the Dealer may buy Class A shares without an initial sales charge. This includes the individual; his/her spouse; his/her children under 21; any account that has the same social security numbers as the individual; his/her spouse and/or his/her children under 21.


DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in a Fund.

     Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing service fees and distribution fees; however, the ongoing service and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of a Fund after a conversion period of approximately seven years, and thereafter investors will be subject to lower ongoing fees.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares -- Determination of Net Asset Value" below.

     In determining whether a contingent deferred sales charge ("CDSC") is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the original cost of the shares being redeemed, except for those who were Class B shareholders of Mercury HW Mid-Cap Value Fund on February 1, 2002. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

     The Funds' Class B CDSC schedule is included in the Prospectus. The following table sets forth the Class B CDSC schedule for shareholders who formerly owned Class B shares of Mercury HW Mid-Cap Value Fund, for whom the CDSC is assessed on an amount equal to the lesser of the proceeds of redemption or the original cost of the shares being redeemed:

                                                         CDSC AS A PERCENTAGE
                                                           OF DOLLAR AMOUNT
                    YEAR SINCE PURCHASE PAYMENT MADE       SUBJECT TO CHARGE
                    --------------------------------    ----------------------
                    0-1                                           4.0%
                    1-2                                           4.0%
                    2-3                                           3.0%
                    3-4                                           3.0%
                    4-5                                           2.0%
                    5-6                                           1.0%
                    6 and thereafter                             None

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

     While Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an individual retirement account ("IRA") or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 70 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability, or if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).


     The charge may also be reduced or waived in other instances, such as: (a) redemptions by certain eligible retirement plans and certain retirement plan rollovers; and (b) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.


     Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plans, as well as in other situations as described in the Prospectus.

     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries related to providing distribution-related services to a Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plan" below. The Distributor will pay dealers (as previously defined) a commission of 4.0% of the purchase price for Class B shares and 1.0% of the purchase price for Class C shares. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

     CLASS B AND CLASS C SALES CHARGE INFORMATION -Sales charges received by the Distributor from shareholders of Class B and Class C shares were as follows:


                                         CLASS B SHARES                CLASS C SHARES
                                  ------------------------------------------------------------
                                     CDSCs           CDSCs           CDSCs          CDSCs
                                  RECEIVED BY    RETAINED BY      RECEIVED BY     RETAINED BY
                                  DISTRIBUTOR    STEPHENS INC.    DISTRIBUTOR    STEPHENS INC.
                                  ------------------------------------------------------------
  Large Cap Value Fund
     Fiscal year ended 6/30/04
     Fiscal year ended 6/30/03      $ 11,574        $    880        $ 15,238        $ 1,209
     Period 2/4/02* - 6/30/02       $  7,722        $  2,456        $ 11,472        $   582
  Mid-Cap Value Fund
     Fiscal year ended 6/30/04
     Fiscal year ended 6/30/03      $ 53,461        $ 13,146        $ 70,026        $ 6,404
     Period 2/4/02* - 6/30/02       $ 47,689        $  6,242        $ 40,303        $ 3,360
  Small Cap Value Fund
     Fiscal year ended 6/30/04
     Fiscal year ended 6/30/03      $ 72,102        $  3,280        $ 53,919        $   542
     Period 2/4/02* - 6/30/02       $ 30,829        $    836        $ 35,432        $ 2,286
  All Cap Value Fund**
     Fiscal year ended 6/30/04


* COMMENCEMENT OF THE DISTRIBUTION AGREEMENT WITH STEPHENS INC. FOR THE TRUST.


** THE ALL CAP VALUE FUND IS NOT CURRENTLY OFFERING CLASS B SHARES AND DID NOT OFFER CLASS C SHARES DURING THE FISCAL PERIOD ENDED JUNE 30, 2003.


     CONVERSION OF CLASS B SHARES TO CLASS A SHARES. After approximately seven years (the "Conversion Period"), Class B shares will be converted automatically into Class A shares of the same Fund. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.

CLASS R SHARES

     The Large Cap Value Fund and the Mid-Cap Value Fund offer Class R shares as described in the Prospectus. Class R shares are available only to certain retirement plans. Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to ongoing annual distribution and service fees of 0.50%. Distribution and service fees are used to support a Fund's marketing and distribution efforts, such as compensating financial intermediaries, advertising and promotion, and are also used to compensate securities dealers and other financial intermediaries for shareholder servicing activities. If Class R shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of Class A, Class B or Class C shares.

DISTRIBUTION PLAN


     The distribution plan for the Class A, Class B, Class C and Class R shares (the "Distribution Plan") provides that each Fund pays a distribution and service fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of the relevant Fund, at the annual rate of 1.00% of the average daily net assets of that Fund attributable to Class B and Class C shares, and at the annual rate of 0.50% of the average daily net assets of the Class R shares of the Large Cap Value Fund and the Mid-Cap Value Fund only, in order to compensate the Distributor and selected securities dealers or other financial intermediaries in connection with providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to securities dealers and other intermediaries for selling Class A, Class B, Class C and Class R shares of that Fund. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which distribution and service fees are paid (except that Class B shareholders may vote on any material changes to distribution expenses charged with respect to Class A shares).


     The Distribution Plan as it relates to Class B, Class C and Class R shares is designed to permit an investor to purchase Class B, Class C and Class R shares through securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distributor to compensate securities dealers and other financial intermediaries in connection with the sale of the Class B, Class C and Class R shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A shares of the Funds in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Funds' Class B, Class C and Class R shares.


     The Funds' Distribution Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of the Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that the Distribution Plan will benefit that Fund and its shareholders. The Distribution Plan can be terminated as to a class of a Fund at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of the Distribution Plan and any report made pursuant to such Plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.


     Among other things, the Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution and service fees paid under the Plan. Payments under the Distribution Plan are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan.


     For the fiscal year ended June 30, 2004, the Funds paid the following amounts under the Distribution Plan:



                                                   LARGE CAP    MID-CAP    SMALL CAP    ALL CAP
                                                   ---------    -------    ---------    -------
     Distribution and service fees - Class A
     Distribution and service fees - Class B
     Distribution and service fees - Class C
     Distribution and service fees - Class R



These payments were to dealers for compensation to their representatives (Class B and Class C) and for advertising, sales promotion and marketing expenses, and shareholder services such as account maintenance

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee paid by Class B, Class C and Class R shares and the CDSC borne by the Class B and Class C shares, but not the service fee. The maximum sales charge rule is applied separately to each class. The maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund charging a service fee to (1) 6.25% of eligible gross sales of Class B, Class C and Class R shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

ANTI-MONEY LAUNDERING

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the USA PATRIOT Act. The Trust's Program provides for the development of internal practices, procedures and controls; designation of an anti-money laundering compliance officer; an ongoing training program; and an independent testing function to determine the effectiveness of the Program.


     Procedures to implement the Program include determining that the Trust's Distributor and Transfer Agent have established proper anti-money laundering procedures; checking shareholder names against designated government lists, including that of the Office of Foreign Asset Control ("OFAC"); and a complete and thorough review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the Program.


                              REDEMPTION OF SHARES


     Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.


     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

     The value of shares of a Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by that Fund at such time.

     In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Prospectuses. Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which usually will not exceed 12 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by that Fund.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.


     Net asset value of a Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Advisor, are accrued daily.

     For each Fund, the per share net asset value of Class A, Class B, Class C and Class R shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the distribution and service fees applicable with respect to Class A, Class B, Class C and Class R shares. Moreover, the per share net asset value of the Class B, Class C and Class R shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the higher distribution and service fees applicable with respect to Class B, Class C and Class R shares of the Fund. In addition, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of Class R shares due to the daily expense accruals of the higher distribution and service fees applicable to Class B and Class C shares. It is expected, however, that the per share net asset value of all classes of each Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

     Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are traded on stock exchanges or The NASDAQ Stock Market ("NASDAQ") are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on NASDAQ. Unlisted equity securities that are not included in NASDAQ are valued at the average of the quoted bid and asked prices in the over-the-counter market.

     Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

     Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

     Each investor in each Fund may add to or reduce his or its investment in that Fund on each day the NYSE is open for trading. The value of each investor's interest in each Fund will be determined as of the close of regular trading on the NYSE by multiplying the net asset value of that Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in that Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund after the close of regular trading on the NYSE on the next determination of net asset value of that Fund.

COMPUTATION OF OFFERING PRICE PER SHARE


    An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of each then existing Fund, based on the value of the Fund's net assets and number of shares outstanding on June 30, 2004, is calculated as set forth below:



                                                    CLASS I    CLASS A    CLASS B    CLASS C    CLASS R
                                                    -------    -------    -------    -------    -------
LARGE CAP VALUE FUND

Net Assets
Number of Shares Outstanding
Net Asset Value Per Share (net assets divided by
  number of shares outstanding)
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset
    value per share))*
Offering Price

                                                    CLASS I    CLASS A    CLASS B    CLASS C    CLASS R
                                                    -------    -------    -------    -------    -------
MID-CAP VALUE FUND

Net Assets
Number of Shares Outstanding
Net Asset Value Per Share (net assets divided
  by number of shares outstanding)
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset
    value per share))*
Offering Price

                                                                   CLASS I    CLASS A    CLASS B    CLASS C
                                                                   -------    -------    -------    -------
SMALL CAP VALUE FUND

Net Assets
Number of Shares Outstanding
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset value per share))*
Offering Price

                                                                   CLASS I    CLASS A    CLASS C
                                                                   -------    -------    -------
ALL CAP VALUE FUND

Net Assets
Number of Shares Outstanding
Net Asset Value Per Share (net assets divided by number of
  shares outstanding)
Sales Charge (for Class A shares:
  5.25% of offering price (5.54% of net asset value per share))*
Offering Price


----------
 * ROUNDED TO THE NEAREST ONE-HUNDREDTH PERCENT; ASSUMES MAXIMUM SALES CHARGE IS APPLICABLE.

** CLASS B AND CLASS C SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE BUT MAY
   BE SUBJECT TO A CDSC ON REDEMPTION. SEE "PURCHASE OF SHARES -- DEFERRED SALES CHARGE ALTERNATIVES -- CLASS B AND CLASS C SHARES" HEREIN.


The Core Value Fund began offering shares on August __, 2004.


                            DIVIDENDS AND TAX STATUS

          The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended to be a complete discussion of all such tax consequences, nor does it purport to deal with all types of investors and should not be construed as tax advice. INVESTORS ARE THEREFORE ADVISED TO CONSULT WITH THEIR OWN TAX ADVISORS BEFORE MAKING AN INVESTMENT IN A FUND.

     Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) in connection with its business of investing in such stock, securities, or currencies; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers controlled by the Fund that are engaged in the same, similar or related trades or businesses.

     As a regulated investment company, in any fiscal year in which a Fund distributes at least 90% of its net investment income (i.e., the Fund's investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid), such Fund (but not its shareholders) will generally be relieved of paying U.S. federal income taxes on its net investment income and net capital gain (i.e., the Fund's net long-term capital gain in excess of the sum of net short-term capital loss and capital loss carryovers from prior years, if any) that it distributes to shareholders. However, a Fund will be subject to federal income tax (currently imposed at a maximum rate of 35%) on any undistributed net investment income and net capital gain.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax payable by the Fund. To prevent imposition of this excise tax, the Fund must distribute to its shareholders, during each calendar year, at least 98% of its ordinary income for that calendar year, at least 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains from preceding year(s), if any. The Funds intend to meet these distribution requirements in order to avoid this excise tax liability.

     If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends which although generally eligible for the dividends received deduction available to corporate shareholders, will be taxable to shareholders as ordinary income, even though such distributions might otherwise, at least in part, have been treated as long-term capital gain in such shareholders' hands. Furthermore, in such event, noncorporate shareholders of the Fund generally would be able to treat such distributions as "qualified dividend income" eligible for reduced rates of federal income taxation.

     A Fund's transactions in certain forward and futures contracts, forward foreign currency exchange contracts (Section 1256 contracts) and certain listed options will be subject to special provisions of the Code that, among other things, may affect the character of gain or loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. For example, at the end of each year, certain investments held by a Fund must be "marked to market" for federal income tax purposes; that is, they are treated as having been sold at their fair market value, which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement for avoiding income and excise taxes.

     A shareholder's sale of shares of a Fund will be a taxable transaction if such person is subject to U.S. federal income tax. Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received in exchange therefor. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss. Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent that shares disposed of are reacquired within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the shares reacquired will be adjusted to reflect the disallowed loss. Shares received in connection with the payment of a dividend by a Fund will generally constitute a reacquisition of shares for purposes of this loss disallowance rule. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received with respect to such shares.

     The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I, Class A and Class R shares of the same Fund, as a result of the distribution and service fees applicable to the Class B and Class C shares. Similarly, the per share dividends on Class A and Class R shares will be lower than the per share dividends on Class I shares as a result of the distribution and service fees applicable with respect to the Class A and Class R shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.

     Each Fund may be required to withhold for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that they are required to backup withhold. Any amounts withheld may be credited against such shareholder's U.S. federal income tax liability.

     Beginning January 1, 2003, a portion of the Fund's ordinary income distributions may be taxable to noncorporate shareholders at a reduced rate, if that Fund receives "qualifying dividend income" from its investments. The Funds intend to compute the percentage of a shareholder's ordinary income distributions that may qualify for the reduced tax rate, at least annually, if applicable.




                               GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Core Value Fund and All Cap Value Fund are currently offering three classes of shares: Class I, Class A and Class C. The Large Cap Value Fund is currently offering four classes of shares: Class I, Class A, Class C and Class R shares. The Mid-Cap Value Fund and Small Cap Value Fund are currently closed to new investors. The Funds are no longer accepting new purchases into the Class B shares.

     The Agreement and Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Class A, Class B, Class C and Class R shares are subject to distribution and service fees payable under the Distribution Plan. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders.

If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities.


     The Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall indemnify any shareholder for any loss arising out of a claim or demand relating to such person being or having been a shareholder.

     Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

     The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     Common expenses incurred by the Trust are allocated among the Funds based upon relative net assets or evenly among the Funds, depending on the nature of the expenditure.

     Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to a Prospectus of a Fund are fully paid and non-assessable.

ISSUANCE OF FUND SHARES FOR SECURITIES

     Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

REDEMPTION IN KIND

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, a Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, acts as custodian of each Fund's assets (the "Custodian"). The Custodian is responsible for safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds' Transfer Agent pursuant to a transfer agency agreement and as the Funds' fund accountant pursuant to a separate agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.


LEGAL COUNSEL FOR THE TRUST

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105, is counsel for the Trust.

LEGAL COUNSEL FOR THE INDEPENDENT TRUSTEES

     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel for the Independent Trustees.


REPORTS TO SHAREHOLDERS

     The fiscal year of each Fund ends on June 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions. Only one copy of these reports is sent to the same household, unless a shareholder instructs otherwise.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectuses and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

     Under a separate agreement, Hotchkis and Wiley Capital Management, LLC has granted the Trust the right to use the "Hotchkis and Wiley" name and has reserved the right to withdraw its consent to the use of such name by the Trust at any time or to grant the use of such name to any other company.

PRINCIPAL HOLDERS


     All Trustees and officers as a group owned less than 1% of the outstanding shares of the Large Cap Value, Mid-Cap Value and Small Cap Value Funds and 1.1% of the All Cap Value Fund as of May 27, 2004. In addition, to the knowledge of the Trust, the following entities owned 5% or more of the outstanding shares of a class of a Fund as of May 27, 2004.



                                          TOTAL
                                           FUND    CLASS I    CLASS A    CLASS B    CLASS C    CLASS R
                                          -----    -------    -------    -------    -------    -------
LARGE CAP VALUE FUND

Merrill Lynch, Pierce, Fenner & Smith*     30.0%      20.3%      22.6%      66.6%      79.2%      28.1%
   4800 Deer Lake Drive
   Jacksonville, FL 32246-6484
Charles Schwab & Co. Inc.*                 20.1%      41.8%      12.3%
   101 Montgomery Street
   San Francisco, CA 94104-4122
Prudential Securities Inc.*                9.1%                  17.6%
   194 Wood Avenue S
   Iselin, NJ 08830-2725
Citigroup Global Markets Inc.*                                    8.5%
   333 West 34th Street, 3rd Floor
   New York, NY 10001-2402
Strategic Industries Master Trust                      6.0%
   Raritan Center, 2nd Floor
   Edison, NJ 08818
Hartford Life Insurance Separate                                                                  60.9%
Account
   PO Box 2999
   Hartford, CT 06104-2999
MCB Trust Services FBO Financial                                                                   5.4%
Perspective
   700 17th Street, Ste 300
   Denver, CO 80202-3531

                                          TOTAL
                                           FUND    CLASS I    CLASS A    CLASS B    CLASS C    CLASS R
                                          -----    -------    -------    -------    -------    -------
MID-CAP VALUE FUND

Merrill Lynch, Pierce, Fenner & Smith*     21.7%       7.3%      24.5%      74.7%      61.1%      40.1%
   4800 Deer Lake Drive
   Jacksonville, FL 32246-6484
Charles Schwab & Co. Inc.*                 17.0%      24.4%      14.0%
   101 Montgomery Street
   San Francisco, CA 94104-4122
Fidelity Investments*                       8.8%      18.4%
   100 Magellan Way
   Covington, KY 41015-1999
Standard Insurance Company*                            5.8%
   1100 SW 6th Avenue #P9A
   Portland, OR 97204-1020
Hartford Life Insurance Separate                                                                  32.0%
Account
   PO Box 2999
   Hartford, CT 06104-2999
Trustlynx & Co Company #00T5K                                                                      8.8%
   PO Box 173736
   Denver, CO 80217-3736
Trustlynx & Co Company #00TM9                                                                      6.0%
   PO Box 173736
   Denver, CO 80217-3736

                                          TOTAL
                                           FUND    CLASS I    CLASS A    CLASS B    CLASS C
                                          -----    -------    -------    -------    -------
SMALL CAP VALUE FUND

Merrill Lynch, Pierce, Fenner & Smith*     41.6%      50.7%      22.4%      84.8%      72.7%
   4800 Deer Lake Drive
   Jacksonville, FL 32246-6484
Charles Schwab & Co. Inc.*                             6.9%
   101 Montgomery Street
   San Francisco, CA 94104-4122
Prudential Securities Inc.*                                       8.5%
   194 Wood Avenue S
   Iselin, NJ 08830-2725
American Express Trust Co.*                            5.9%
   50534 AXP Financial Center
   Minneapolis, MN 55474-0505

                                          TOTAL
                                           FUND    CLASS I    CLASS A    CLASS C
                                          -----    -------    -------    -------
ALL CAP VALUE FUND

Merrill Lynch, Pierce, Fenner & Smith*     32.2%                 28.5%      73.2%
   4800 Deer Lake Drive
Jacksonville, FL 32246-6484
Wachovia Bank*                             12.5%      43.0%
   1525 West WT Harris Blvd
   Charlotte, NC 28288-0001
Stephens Inc. FBO 55380498*                            7.8%
   111 Center Street
   Little Rock, AR 72201-4402


* Denotes record owner of Fund shares only.


The Core Value Fund began offering shares on August__, 2004.


                              FINANCIAL STATEMENTS

     The audited financial statements of the Funds are incorporated in this Statement of Additional Information by reference to the Funds' June 30, 2003 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).

                APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES

                      HOTCHKIS AND WILEY CAPITAL MANAGEMENT

PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Hotchkis and Wiley Capital Management ("HWCM") to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

POLICY

HWCM acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies, HWCM will vote all proxies in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.

When voting proxies for clients, HWCM's primary concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). HWCM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, HWCM will exercise its best judgement as a fiduciary to vote in the manner which will most enhance shareholder value.

MANAGEMENT PROPOSALS

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:

     -  Ratification of appointment of independent auditors
     -  General updating/corrective amendments to charter
     - Increase in common share authorization for a stock split or share dividend
     -  Stock option plans that are incentive based and not excessive
     -  Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

     -  Directors' liability and indemnity proposals
     -  Executive compensation plans
     - Mergers, acquisitions, and other restructurings submitted to a shareholder vote
     -  Anti-takeover and related provisions

SHAREHOLDER PROPOSALS

Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact. In general, HWCM will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals. However, HWCM will support shareholder proposals that are consistent with HWCM's proxy voting guidelines for board-approved proposals.

Generally, shareholder proposals related to the following items are supported:

     -  Confidential voting
     -  Bylaw and charter amendments only with shareholder approval
     -  Majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

     -  Limitations on the tenure of directors
     -  Declassification of the board
     -  Cumulative voting
     - Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.
     - Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

CONFLICT OF INTEREST

Due to the nature of HWCM's business and its small size, it is unlikely that conflicts of interest will arise in voting proxies of public companies,. However, if a potential conflict of interest did arise it would typically be a proxy for a company that is also HWCM's client. In this event, the Compliance Department will review these votes to make sure that HWCM's proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.

HWCM may receive proxies for companies which are clients of Stephens Inc. ("Stephens"), a full service broker-dealer and investment bank whose parent company, Stephens Group Inc., owns a non-controlling minority interest in HWCM. Stephens does not directly or indirectly participate in HWCM's policies or decisions with respect to proxy voting.

PROCEDURES

HWCM's Portfolio Services Department is responsible for ensuring that all proxies received by HWCM are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

HWCM subscribes to an independent third party proxy research firm which provides analysis and recommendation for company proxies. On specific items where the board-approved recommendation and the research firm's recommendation do not agree, HWCM will generally approve the board-approved recommendation if it is consistent with our established guidelines. The HWCM analyst responsible for research for the company makes a determination on how to vote the proxies using our established guidelines.

Whenever HWCM is proposing to vote against the board-approved recommendations or against its established guidelines, the Compliance Department will review these votes to make sure that HWCM's proposed vote is not prompted by any conflict of interest.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, HWCM will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that HWCM may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the HWCM that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

HWCM will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how HWCM voted their securities. Clients may obtain information about how their securities were voted or a copy of our Proxy Voting Policies and Procedures free of charge by written request addressed to HWCM.

                      APPENDIX B -- DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE

BOND RATINGS:

"Aaa" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" -- Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1," "2" and "3" in each generic rating classification from Aa through Baa. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS:

MOODY'S SHORT-TERM DEBT RATINGS ARE OPINIONS OF THE ABILITY OF ISSUERS TO HONOR SENIOR FINANCIAL OBLIGATIONS AND CONTRACTS. THESE OBLIGATIONS HAVE AN ORIGINAL MATURITY NOT EXCEEDING ONE YEAR, UNLESS EXPLICITLY NOTED.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of these characteristics:

     -  Leading market positions in well-established industries.

     -  High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

BOND RATINGS:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its commitment on the obligation.

COMMERCIAL PAPER RATINGS:

"A-1" -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH RATINGS CO.

BOND RATINGS:

"AAA" -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" -- Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) MINUS (-) -- Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to short-term ratings other than "F1."

SHORT-TERM DEBT RATINGS:

"F1" -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

                 (a)(1) Agreement and Declaration of Trust(1)
                    (2) Certificate of Trust(1)
                 (b)       By-Laws(1)
                 (c)       Instruments Defining Rights of Shareholders(1)
                 (d)(1) Investment Advisory Agreement relating to the
                           Hotchkis and Wiley Large Cap Value Fund(2)
                    (2) Investment Advisory Agreement relating to the
                           Hotchkis and Wiley Small Cap Value Fund(2)
                    (3) Investment Advisory Agreement relating to the
                           Hotchkis and Wiley Mid-Cap Value Fund(2)
                    (4) Investment Advisory Agreement relating to the
                           Hotchkis and Wiley All Cap Value Fund(5)

                 (e)(1) Distribution Agreement(6)
                    (2) Form of Selling Group Agreement(6)

                 (g)       Custodian Agreement(2)
                 (h)(1) Accounting Services Agreement(2)
                    (2) License Agreement with Hotchkis and Wiley
                           Capital Management, LLC(2)
                    (3) Transfer Agent Servicing Agreement(2)
                    (4) Expense Cap Agreement(2)
                    (5) Administration Agreement(2)
                    (6) Expense Cap Agreement Amendment(3)
                    (7) Amendment to Transfer Agent Servicing Agreement(3)
                    (8) Addendum to the Expense Cap Agreement(4)
                    (9) Amendment to the Expense Cap Agreement(5)

                   (10) Addendum to the Expense Cap Agreement(6)
                 (i)       Legal opinion(6)

                 (j)       Consent of Independent Registered Public
                              Accounting Firm*
                 (l)      Initial Capital Agreements(2)
                 (m)      Amended Distribution Plan(6)
                 (n)      Rule 18f-3 Plan(6)
                 (p)(1) Fund's and Adviser's Code of Ethics(2)
                    (2) Principal Underwriter's Code of Ethics(2)

----------------------------
 *   Filed herewith.
(1) Incorporated by reference to the Fund's Registration Statement on Form N-1A filed on August 30, 2001 (File No. 333-68740).

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A filed on October 19, 2001 (File
     No. 333-68740).

(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A filed on August 26, 2002 (File
     No. 333-68740).

(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A filed on October 18, 2002 (File No. 333-68740)

(5) Incorporated by reference to Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A filed on June 26, 2003 (File No. 333-68740)


(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A filed on August 28, 2003 (File No. 333-63740)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25. INDEMNIFICATION

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 2, 3 and 4 of
Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit
(a)(1) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

     Article VII, Sections 2 and 3 provide, inter alia, that no Trustee of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

     Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides:

     Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

     Article 11, Section 3 of the Registrant's By-laws further provides:

     Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

          (1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

          (2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

               (i) by the court or other body before which the proceeding was brought;

               (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts as opposed to a full trial-type inquiry); or

               (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

          As permitted by Article VII, Section 4 of the Registrant's Agreement and Declaration of Trust, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Set forth below is a list of each executive officer and partner of Hotchkis and Wiley Capital Management, LLC ("H&W") indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 2001 for his, her or its own account or in the capacity of director, officer, partner or trustee.


                                                                                      OTHER SUBSTANTIAL BUSINESS,
                                                                                      PROFESSION, VOCATION OR
NAME AND ADDRESS                            POSITION WITH THE INVESTMENT ADVISER      EMPLOYMENT
-----------------------------               ------------------------------            ------------------------------
George H. Davis, Jr.                        Member of Executive Committee and Chief   Member of HWCap Holdings, LLC (since
                                            Executive Officer of H&W                  2001); Managing Director of Merrill
                                                                                      Lynch Investment Managers, L.P.
                                                                                      ("MLIM") (1996 - 2001)

Nancy D. Celick                             Member of Executive Committee and Chief   Member of HWCap Holdings, LLC (since
                                            Operating Officer of H&W                  2001); First Vice President of MLIM
                                                                                      (1996 - 2001)

Warren A. Stephens                          Member of Executive Committee of H&W      President and Chief Executive Officer
                                                                                      of Stephens Inc., 111 Center Street,
                                                                                      Little Rock, Arkansas 72201

Douglas H. Martin                           Member of Executive Committee of H&W      Executive Vice President of
                                                                                      Stephens Inc., 111 Center Street,
                                                                                      Little Rock, Arkansas 72201

Nigel Hurst-Brown                           Member of Executive Committee of H&W      Chief Executive of Hotchkis and Wiley
                                                                                      (UK) Limited (since 2003); Managing
                                                                                      Director of MLIM (1998 - 2001).

ITEM 27. PRINCIPAL UNDERWRITERS


         a. Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust; and is the exclusive placement agent for Wells Fargo Core Trust, all of which are registered open-end management investment companies.


         b. Information with respect to each director and officer of the principal underwriter is incorporated by reference to the relevant portions of Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

         c. Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant's investment adviser, 725 S. Figueroa Street, 39th Floor, Los Angeles, California 90017, or Registrant's transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, or Registrant's administrator, Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.


ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California, on the 10th day of June, 2004.

                                             HOTCHKIS AND WILEY FUNDS
                                             By: /s/ NANCY D. CELICK
                                             -------------------------------
                                             Nancy D. Celick, President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 10th day of June, 2004.

                   Signature                                                 Title
                   ---------                                                 -----
   /s/ NANCY D. CELICK
------------------------------
       NANCY D. CELICK                            Trustee and Principal Executive Officer

   /s/ ANNA MARIE LOPEZ
------------------------------
       ANNA MARIE LOPEZ                           Principal Financial and Accounting Officer

   /s/ RANDALL H. BREITENBACH
------------------------------
       RANDALL H. BREITENBACH                     Trustee

   /s/ ROBERT L. BURCH III
------------------------------
       ROBERT L. BURCH III                        Trustee
   /s/ JOHN A.G. GAVIN
------------------------------
       JOHN A.G. GAVIN                            Trustee

                                INDEX TO EXHIBITS

EXHIBIT               EXHIBIT NAME
-------               ------------

(j)                   Consent of Independent Registered Public Accounting Firm